UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07619

Nuveen Investment Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: June 30

Date of reporting period: December 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Mutual Funds
Nuveen Equity Funds
December 31,
2022
Semi-annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
Fund Name Class A Class C Class R6 Class I
Nuveen Global Equity Income Fund NQGAX NQGCX — NQGIX
Nuveen International Value Fund NAIGX NCIGX — NGRRX
Nuveen Multi Cap Value Fund NQVAX NQVCX — NQVRX
Nuveen Large Cap Value Fund NQCAX NQCCX — NQCRX
Nuveen Small/Mid Cap Value Fund NSMAX NSMCX NWQFX NSMRX
Nuveen Small Cap Value Opportunities Fund NSCAX NSCCX NSCFX NSCRX

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distributions and statements directly
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Must be preceded by or accompanied
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NOT FDIC INSURED MAY LOSE
VALUE NO BANK GUARANTEE

Table
of Contents

Chair’s Letter to Shareholders 4
Important Notices 5
Risk Considerations 6
Fund Performance, Expense Ratios and Holdings Summaries 7
Expense Examples 20
Portfolios of Investments 22
Statement of Assets and Liabilities 41
Statement of Operations 43
Statement of Changes in Net Assets 45
Financial Highlights 48
Notes to Financial Statements 60
Additional Fund Information 74
Glossary of Terms Used in this Report 75
Liquidity Risk Management Program 77

Chair’s Letter
to Shareholders
Dear Shareholders,
With more economic indicators pointing to a broadening contraction across the world’s economies, the conversation has shifted from debating whether a global recession would happen to considering how long and severe a recession would be. Higher than expected inflation has made the outcome more unpredictable, as it has dampened consumer sentiment, pushed central banks into raising interest rates more aggressively and contributed to considerable turbulence in the markets over the past year.
Inflation has surged partially due to pandemic-related supply chain bottlenecks, exacerbated by Russia’s war in Ukraine and China’s recurring COVID-19 lockdowns throughout the year until
China’s zero-COVID policy effectively ended in December 2022. This necessitated forceful responses from the U.S. Federal Reserve (Fed) and other central banks, who signaled their intentions to slow inflation even if it meant tolerating materially slower economic growth and some softening in the labor market. In March 2022, the Fed began the fastest interest rate hiking cycle in its history, raising the target fed funds rate by 4.50% over a ten-month span to a range of 4.50% to 4.75% by January 2023. While inflation began to ease over the second half of 2022, it remains far higher than the Fed’s inflation target. Fed officials are closely monitoring inflation data and other economic measures to modify their rate setting policy based upon these factors and has more recently slowed the pace of monetary tightening. But additional rate hikes are expected until the Fed sees sustainable progress toward its inflation goals. Despite contracting in the first half of 2022, U.S. gross domestic product grew 2.1% in the year overall compared to 2021. Consumer spending remained relatively resilient in 2022, supported by a surprisingly strong labor market that suggested not all areas of the economy were weakening in unison.
While markets will likely continue fluctuating with the daily headlines, we encourage investors to keep a long-term perspective. To learn more about how well your portfolio is aligned to your time horizon, risk tolerance and investment goals, consider reviewing it with your financial professional.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
February 23, 2023

Important Notices

For Shareholders of
Nuveen Global Equity Income Fund
Nuveen International Value Fund
Nuveen Multi Cap Value Fund
Nuveen Large Cap Value Fund
Nuveen Small/Mid Cap Value Fund
Nuveen Small Cap Value Opportunities Fund
Portfolio Manager Commentaries in Semi-annual Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s June 30, 2022 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding
Summaries section within this report.

Risk Considerations
Nuveen Global Equity Income Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards.
These risks are magnified in emerging markets. These and other risk considerations, such as credit, derivatives, high yield securities, and interest rate risks, are described in detail in the Fund’s prospectus.
Nuveen International Value Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards.
These risks are magnified in emerging markets. These and other risk considerations, such as credit, derivatives, high yield securities, and interest rate risks, are described in detail in the Fund’s prospectus.
Nuveen Multi Cap Value Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Dividends are not guaranteed. Prices of equity securities may decline significantly over short or extended periods of time.
Investments in smaller companies are subject to greater volatility than those of larger companies. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as currency, and value stock risks, are described in detail in the Fund’s prospectus.
Nuveen Large Cap Value Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards.
These risks are magnified in emerging markets. These and other risk considerations, such as currency and value stock risks, are described in detail in the Fund’s prospectus.
Nuveen Small/Mid Cap Value Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Investments in smaller companies are subject to greater volatility than those of larger companies. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as currency and value stock risks, are described in detail in the
Fund’s prospectus.
Nuveen Small Cap Value Opportunities Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Investments in smaller companies are subject to greater volatility than those of larger companies. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as currency and value stock risks, are described in detail in the
Fund’s prospectus.

Fund Performance, Expense Ratios and
Holdings Summaries

The Fund Performance, Expense Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note
7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Holdings Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.

Nuveen Global Equity Income Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
December 31, 2022
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the MSCI World Value Index (Net).
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods.  Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2024 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.90% of the average daily net assets of any class of Fund Shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.
Total Returns as of
December 31, 2022**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A Shares at NAV 9/15/09 6.71% (9.55)% 3.43% 7.07% 1.26% 1.10%
Class A Shares at maximum Offering
Price 9/15/09 0.57% (14.75)% 2.22% 6.44% – —
MSCI World Value Index (Net) — 6.42% (6.52)% 4.12% 7.24% — —
Lipper Global Equity Income Funds
Classification Average — 3.28% (9.21)% 3.92% 6.45% — —
Class C Shares at NAV 9/15/09 6.30% (10.22)% 2.66% 6.44% 2.01% 1.85%
Class C Shares at maximum Offering
Price 9/15/09 5.30% (10.22)% 2.66% 6.44% — –
Class I Shares 9/15/09 6.89% (9.28)% 3.70% 7.35% 1.01% 0.85%

Holdings Summaries as of December 31, 2022
Fund Allocation
(% of net assets)
Common Stocks 99 .5%
Structured Notes 0 .9%
Other Assets Less Liabilities (0.0)%
Net Assets Plus Borrowings 100 .4%
Borrowings (0.4)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
AstraZeneca PLC, Sponsored
ADR 3.2%
Nordea Bank Abp 3.1%
Deutsche Boerse AG 2.8%
Elevance Health Inc 2.7%
Humana Inc 2.7%
Portfolio Composition
1
(% of net assets)
Banks 11.8%
Pharmaceuticals 9.6%
Insurance 9.4%
Oil, Gas & Consumable Fuels 7.5%
Health Care Providers & Services 6.3%
Multi-Utilities 5.5%
Aerospace & Defense 3.7%
Chemicals 3.7%
Software 3.6%
Beverages 3.3%
Semiconductors &
Semiconductor Equipment 2.9%
Capital Markets 2.8%
Electrical Equipment 2.8%
Metals & Mining 2.2%
Food & Staples Retailing 2.2%
Air Freight & Logistics 2.0%
Industrial Conglomerates 1.8%
Trading Companies &
Distributors 1.7%
Personal Products 1.7%
Media 1.5%
Other 13.5%
Structured Notes 0.9%
Borrowings (0.4)%
Other Assets Less Liabilities (0.0)%
Net Assets 100%
Country Allocation
2
(% of net assets)
United States 53 .3%
Germany 9 .5%
Japan 6 .6%
Netherlands 6 .4%
France 5 .0%
United Kingdom 4 .3%
Finland 3 .1%
South Korea 2 .6%
Australia 2 .2%
Singapore 1 .8%
Other 5 .6%
Borrowings (0.4)%
Other Assets Less Liabilities (0.0)%
Net Assets 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 Includes 3.7% (as a percentage of net assets) in emerging market countries.

Nuveen International Value Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
December 31, 2022
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the MSCI EAFE® Index (Net).
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods.  Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2024 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.94% of the average daily net assets of any class of Fund Shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.
Total Returns as of
December 31, 2022**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A Shares at NAV 12/20/99 3.85% (9.15)% 0.38% 3.62% 1.33% 1.14%
Class A Shares at maximum Offering
Price 12/20/99 (2.14)% (14.38)% (0.81)% 3.01% – —
MSCI EAFE® Index (Net) — 6.36% (14.45)% 1.54% 4.67% — —
Lipper International Multi-Cap Value
Funds Classification Average — 5.27% (10.22)% 0.04% 3.52% — —
Class C Shares at NAV 12/20/99 3.48% (9.82)% (0.38)% 3.00% 2.08% 1.89%
Class C Shares at maximum Offering
Price 12/20/99 2.49% (9.82)% (0.38)% 3.00% — –
Class I Shares 12/20/99 4.03% (8.91)% 0.63% 3.88% 1.08% 0.89%

Holdings Summaries as of December 31, 2022
Fund Allocation
(% of net assets)
Common Stocks 100 .7%
Other Assets Less Liabilities 0.7%
Net Assets Plus Borrowings 101 .4%
Borrowings (1.4)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
ING Groep NV 3.7%
Shell PLC, ADR 3.5%
Siemens AG 3.3%
Sanofi 2.9%
UBS Group AG 2.8%
Portfolio Composition
1
(% of net assets)
Banks 12.8%
Insurance 7.5%
Pharmaceuticals 6.9%
Semiconductors &
Semiconductor Equipment 5.8%
Metals & Mining 5.3%
Industrial Conglomerates 5.0%
Hotels, Restaurants & Leisure 3.7%
Oil, Gas & Consumable Fuels 3.5%
Professional Services 3.4%
Food & Staples Retailing 3.3%
Electrical Equipment 3.0%
Real Estate Management &
Development 2.9%
Software 2.8%
Automobiles 2.8%
Capital Markets 2.8%
Household Durables 2.5%
Energy Equipment & Services 2.4%
Media 2.4%
Air Freight & Logistics 2.0%
Airlines 1.9%
Other 18.0%
Borrowings (1.4)%
Other Assets Less Liabilities 0.7%
Net Assets 100%
Country Allocation
2
(% of net assets)
Japan 22 .8%
Germany 12 .6%
France 12 .3%
Netherlands 10 .2%
United Kingdom 8 .3%
Switzerland 4 .5%
United States 3 .7%
South Korea 3 .3%
Singapore 3 .0%
Canada 2 .7%
Other 17 .3%
Borrowings (1.4)%
Other Assets Less Liabilities 0.7%
Net Assets 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 Includes 10.4% (as a percentage of net assets) in emerging market countries.

Nuveen Multi Cap Value Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
December 31, 2022
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell 3000® Value Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods.  Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2024 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes (including excise tax lia-
bilities), acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expens-
es) do not exceed 0.94% of the average daily net assets of any class of Fund Shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.
Total Returns as of
December 31, 2022**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A Shares at NAV 12/09/02 9.69% (1.29)% 6.93% 8.96% 1.35% 1.25%
Class A Shares at maximum Offering
Price 12/09/02 3.38% (6.96)% 5.67% 8.31% – —
Russell 3000® Value Index — 5.95% (7.98)% 6.50% 10.16% — —
Lipper Multi-Cap Value Funds
Classification Average — 6.19% (6.79)% 6.69% 9.99% — —
Class C Shares at NAV 12/09/02 9.27% (2.05)% 6.12% 8.30% 2.10% 2.00%
Class C Shares at maximum Offering
Price 12/09/02 8.27% (2.05)% 6.12% 8.30% — –
Class I Shares 11/04/97 9.84% (1.04)% 7.20% 9.23% 1.10% 1.00%

Holdings Summaries as of December 31, 2022
Fund Allocation
(% of net assets)
Common Stocks 97 .2%
Repurchase Agreements 2 .8%
Other Assets Less Liabilities (0.0)%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Banks 10.2%
Oil, Gas & Consumable Fuels 8.2%
Software 7.0%
Aerospace & Defense 5.2%
Insurance 4.9%
Biotechnology 4.7%
Chemicals 4.7%
Electrical Equipment 4.5%
Capital Markets 4.0%
Electric Utilities 3.8%
Pharmaceuticals 3.7%
Health Care Providers & Services 3.4%
Food & Staples Retailing 2.7%
Machinery 2.6%
Equity Real Estate Investment
Trusts (REITs) 2.6%
Semiconductors &
Semiconductor Equipment 2.3%
Energy Equipment & Services 2.2%
Automobiles 2.1%
Health Care Equipment &
Supplies 2.0%
IT Services 1.9%
Communications Equipment 1.9%
Multi-Utilities 1.5%
Diversified Telecommunication
Services 1.4%
Wireless Telecommunication
Services 1.4%
Other 8.3%
Repurchase Agreements 2.8%
Other Assets Less Liabilities (0.0)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Shell PLC, ADR 3.6%
Oracle Corp 3.4%
nVent Electric PLC 3.4%
General Dynamics Corp 3.0%
Wells Fargo & Co 2.7%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Large Cap Value Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
December 31, 2022
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell 1000® Value Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods.  Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2024 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.79% through
July 31, 2024 or 1.35% after July 31, 2024 of the average daily net assets of any class of Fund Shares. This expense limitation expir-
ing on July 31, 2024 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.
The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.
Total Returns as of
December 31, 2022**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A Shares at NAV 12/15/06 8.53% (1.57)% 6.00% 8.49% 1.80% 0.99%
Class A Shares at maximum Offering
Price 12/15/06 2.34% (7.32)% 4.75% 7.86% – —
Russell 1000® Value Index — 6.11% (7.54)% 6.67% 10.29% — —
Lipper Multi-Cap Value Funds
Classification Average — 6.19% (6.79)% 6.69% 9.99% — —
Class C Shares at NAV 12/15/06 7.92% (2.26)% 5.23% 7.84% 2.55% 1.74%
Class C Shares at maximum Offering
Price 12/15/06 6.92% (2.26)% 5.23% 7.84% — –
Class I Shares 12/15/06 8.72% (1.07)% 6.29% 8.78% 1.55% 0.74%

Holdings Summaries as of December 31, 2022
Fund Allocation
(% of net assets)
Common Stocks 97 .1%
Investments Purchased with
Collateral from Securities
Lending 0 .2%
Repurchase Agreements 2 .8%
Other Assets Less Liabilities (0.1)%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Oil, Gas & Consumable Fuels 8.6%
Banks 7.9%
Insurance 7.2%
Electrical Equipment 5.9%
Health Care Providers & Services 5.4%
Software 5.1%
Aerospace & Defense 4.9%
Biotechnology 4.5%
Capital Markets 4.3%
Pharmaceuticals 4.0%
Chemicals 3.6%
Multi-Utilities 3.0%
Food & Staples Retailing 2.8%
Electric Utilities 2.3%
IT Services 2.3%
Energy Equipment & Services 2.3%
Automobiles 2.1%
Health Care Equipment &
Supplies 2.0%
Machinery 2.0%
Other 16.9%
Investments Purchased with
Collateral from Securities
Lending 0.2%
Repurchase Agreements 2.8%
Other Assets Less Liabilities (0.1)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Shell PLC, ADR 3.8%
Oracle Corp 3.6%
nVent Electric PLC 3.2%
General Dynamics Corp 3.1%
JPMorgan Chase & Co 2.9%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Small/Mid Cap Value Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
December 31, 2022
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell 2500® Value Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6
Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2024 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.10% through
July 31, 2024 or 1.45% after July 31, 2024 of the average daily net assets of any class of Fund Shares. However, because R6 shares are not subject to sub-transfer agent and similar fee, the total annual operating expenses for Class R6 Shares will be less than the expense limitation. This expense limitation expiring July 31, 2024 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.
Total Returns as of
December 31, 2022**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A Shares at NAV 12/15/06 11.14% (5.92)% 6.05% 8.71% 1.61% 1.30%
Class A Shares at maximum Offering
Price 12/15/06 4.75% (11.32)% 4.80% 8.07% – —
Russell 2500® Value Index — 4.29% (13.08)% 4.75% 8.93% — —
Lipper Small-Cap Core Funds
Classification Average — 5.09% (14.40)% 4.71% 8.89% — —
Class C Shares at NAV 12/15/06 10.74% (6.62)% 5.26% 8.06% 2.36% 2.05%
Class C Shares at maximum Offering
Price 12/15/06 9.74% (6.62)% 5.26% 8.06% — –
Class I Shares 12/15/06 11.26% (5.69)% 6.32% 8.99% 1.36% 1.05%
Total Returns as of
December 31, 2022**
Cumulative Average Annual Expense Ratios***
Inception
Date 6-Month 1-Year 5-Year
Since
Inception Gross Net
Class R6 Shares 6/30/16 11.38% (5.55)% 6.48% 9.35% 1.19% 0.88%

Holdings Summaries as of December 31, 2022
Fund Allocation
(% of net assets)
Common Stocks 95 .7%
Repurchase Agreements 4 .2%
Other Assets Less Liabilities 0.1%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Equity Real Estate Investment
Trusts (REITs) 8.9%
Banks 8.0%
Biotechnology 7.7%
Electrical Equipment 7.2%
Insurance 6.9%
Electric Utilities 6.3%
Machinery 4.7%
Oil, Gas & Consumable Fuels 4.4%
Communications Equipment 4.3%
Aerospace & Defense 4.1%
Capital Markets 3.8%
Metals & Mining 3.6%
Semiconductors &
Semiconductor Equipment 2.5%
IT Services 2.4%
Software 2.2%
Auto Components 2.2%
Personal Products 1.8%
Construction & Engineering 1.7%
Pharmaceuticals 1.6%
Other 11.4%
Repurchase Agreements 4.2%
Other Assets Less Liabilities 0.1%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
nVent Electric PLC 3.0%
Magnolia Oil & Gas Corp, Class
A 2.9%
Everest Re Group Ltd 2.9%
ADMA Biologics Inc 2.9%
Curtiss-Wright Corp 2.7%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Small Cap Value Opportunities Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
December 31, 2022
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell 2000® Value Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6
Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2024 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.99% through
July 31, 2024 or 1.50% after July 31, 2024 of the average daily net assets of any class of Fund Shares. However, because R6 shares are not subject to sub-transfer agent and similar fee, the total annual operating expenses for Class R6 Shares will be less than the expense limitation. This expense limitation expiring July 31, 2024 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.
Total Returns as of
December 31, 2022**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A Shares at NAV 12/08/04 12.62% (5.48)% 3.85% 8.95% 1.33% 1.19%
Class A Shares at maximum Offering
Price 12/08/04 6.15% (10.91)% 2.62% 8.30% – —
Russell 2000® Value Index — 3.42% (14.48)% 4.13% 8.48% — —
Lipper Small-Cap Core Funds
Classification Average — 5.09% (14.40)% 4.71% 8.89% — —
Class C Shares at NAV 12/08/04 12.15% (6.21)% 3.07% 8.30% 2.08% 1.94%
Class C Shares at maximum Offering
Price 12/08/04 11.15% (6.21)% 3.07% 8.30% — –
Class I Shares 12/08/04 12.73% (5.26)% 4.10% 9.22% 1.08% 0.94%
Total Returns as of
December 31, 2022**
Cumulative Average Annual Expense Ratios***
Inception
Date 6-Month 1-Year 5-Year
Since
Inception Gross Net
Class R6 Shares 2/15/13 12.84% (5.13)% 4.27% 8.77% 0.94% 0.80%

Holdings Summaries as of December 31, 2022
Fund Allocation
(% of net assets)
Common Stocks 97 .7%
Repurchase Agreements 2 .5%
Other Assets Less Liabilities (0.2)%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Banks 16.1%
Machinery 7.8%
Biotechnology 6.3%
Energy Equipment & Services 5.4%
Diversified Consumer Services 5.2%
Equity Real Estate Investment
Trusts (REITs) 5.1%
Electrical Equipment 4.6%
Electric Utilities 4.2%
Oil, Gas & Consumable Fuels 3.8%
Semiconductors &
Semiconductor Equipment 3.5%
Metals & Mining 3.2%
Communications Equipment 3.2%
Aerospace & Defense 3.1%
Food Products 3.1%
Software 2.2%
Chemicals 2.1%
Pharmaceuticals 2.1%
Insurance 1.7%
Personal Products 1.6%
Other 13.4%
Repurchase Agreements 2.5%
Other Assets Less Liabilities (0.2)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
ADMA Biologics Inc 2.8%
SouthState Corp 2.8%
nVent Electric PLC 2.6%
Weatherford International PLC 2.6%
Rambus Inc 2.5%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Expense
Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended December 31, 2022.
The beginning of the period is July 1, 2022.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Global Equity Income Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,067.10 $ 1,063.04 $ 1,068.86
Expenses Incurred During the Period $ 5.78 $ 9.67 $ 4.48
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,019.61 $ 1,015.83 $ 1,020.87
Expenses Incurred During the Period $ 5.65 $ 9.45 $ 4.38
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.11%, 1.86% and 0.86% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).
Nuveen International Value Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,038.50 $ 1,034.81 $ 1,040.30
Expenses Incurred During the Period $ 5.91 $ 9.74 $ 4.63
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,019.41 $ 1,015.63 $ 1,020.67
Expenses Incurred During the Period $ 5.85 $ 9.65 $ 4.58
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.15%, 1.90% and 0.90% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).

Nuveen Multi Cap Value Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,096.93 $ 1,092.72 $ 1,098.39
Expenses Incurred During the Period $ 6.92 $ 10.87 $ 5.61
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,018.60 $ 1,014.82 $ 1,019.86
Expenses Incurred During the Period $ 6.67 $ 10.46 $ 5.40
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.31%, 2.06% and 1.06% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).
Nuveen Large Cap Value Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,085.32 $ 1,079.16 $ 1,087.21
Expenses Incurred During the Period $ 5.26 $ 9.17 $ 3.95
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.16 $ 1,016.38 $ 1,021.42
Expenses Incurred During the Period $ 5.09 $ 8.89 $ 3.82
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.00%, 1.75% and 0.75% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).
Nuveen Small/Mid Cap Value Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,111.37 $ 1,107.44 $ 1,113.84 $ 1,112.55
Expenses Incurred During the Period $ 6.97 $ 10.94 $ 4.85 $ 5.64
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,018.60 $ 1,014.82 $ 1,020.62 $ 1,019.86
Expenses Incurred During the Period $ 6.67 $ 10.46 $ 4.63 $ 5.40
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.31%, 2.06%, 0.91% and 1.06% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).
Nuveen Small Cap Value Opportunities Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,126.22 $ 1,121.54 $ 1,128.36 $ 1,127.31
Expenses Incurred During the Period $ 6.43 $ 10.43 $ 4.40 $ 5.09
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,019.16 $ 1,015.38 $ 1,021.07 $ 1,020.42
Expenses Incurred During the Period $ 6.11 $ 9.91 $ 4.18 $ 4.84
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.20%, 1.95%, 0.82% and 0.95% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).

Nuveen Global Equity Income Fund
Portfolio of Investments December 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 100.4%
X 130,829,275 COMMON STOCKS - 99.5%
X 130,829,275
Aerospace & Defense - 3.7%
16,798 Airbus SE $ 1,997,322
11,428 General Dynamics Corp 2,835,401
Total Aerospace & Defense 4,832,723
Air Freight & Logistics - 2.0%
70,388 Deutsche Post AG 2,634,385
Automobiles - 1.3%
50,782 General Motors Co 1,708,307
Banks - 11.8%
55,006 Fifth Third Bancorp 1,804,747
17,946 JPMorgan Chase & Co 2,406,559
379,570 Nordea Bank Abp 4,075,355
262,320 Oversea-Chinese Banking Corp Ltd 2,386,072
60,800 Sumitomo Mitsui Trust Holdings Inc 2,121,649
64,460 Wells Fargo & Co 2,661,553
Total Banks 15,455,935
Beverages - 3.3%
36,351 Coca-Cola Co 2,312,287
20,970 Heineken NV 1,975,210
Total Beverages 4,287,497
Biotechnology - 1.5%
12,325 AbbVie Inc 1,991,843
Capital Markets - 2.8%
21,704 Deutsche Boerse AG 3,737,213
Chemicals - 3.7%
43,188 DuPont de Nemours Inc 2,963,992
25,539 Nutrien Ltd 1,864,498
Total Chemicals 4,828,490
Communications Equipment - 1.5%
41,372 Cisco Systems Inc 1,970,962
Electric Utilities - 1.4%
332,804 Enel SpA 1,789,867
Electrical Equipment - 2.8%
10,582 Eaton Corp PLC 1,660,845
203,600 Mitsubishi Electric Corp 2,017,460
Total Electrical Equipment 3,678,305
Energy Equipment & Services - 1.0%
45,578 Baker Hughes Co 1,345,918
Food & Staples Retailing - 2.2%
20,613 Walmart Inc 2,922,717

Shares Description (1) Value
Health Care Equipment & Supplies - 1.5%
25,671 Medtronic PLC $ 1,995,150
Health Care Providers & Services - 6.3%
7,045 Elevance Health Inc 3,613,873
31,940 Fresenius Medical Care AG & Co KGaA 1,043,241
6,974 Humana Inc 3,572,013
Total Health Care Providers & Services 8,229,127
Hotels, Restaurants & Leisure - 1.5%
41,971 Las Vegas Sands Corp (2) 2,017,546
Industrial Conglomerates - 1.8%
17,147 Siemens AG 2,363,735
Insurance - 9.4%
7,882 Allianz SE 1,683,261
28,484 ASR Nederland NV 1,353,388
10,250 Chubb Ltd 2,261,150
8,814 Everest Re Group Ltd 2,919,814
45,793 NN Group NV 1,872,576
4,644 Zurich Insurance Group AG 2,220,190
Total Insurance 12,310,379
IT Services - 1.2%
9,104 Capgemini SE 1,521,970
Media - 1.5%
57,711 Comcast Corp, Class A 2,018,154
Metals & Mining - 2.2%
95,578 BHP Group Ltd 2,960,714
Multi-Utilities - 5.5%
44,725 Dominion Energy Inc 2,742,537
101,073 E.ON SE 1,004,867
116,261 National Grid PLC 1,392,732
34,051 Public Service Enterprise Group Inc 2,086,305
Total Multi-Utilities 7,226,441
Oil, Gas & Consumable Fuels - 7.5%
19,862 Chevron Corp 3,565,031
125,499 Enterprise Products Partners LP 3,027,036
114,126 Shell PLC 3,217,305
Total Oil, Gas & Consumable Fuels 9,809,372
Personal Products - 1.7%
55,570 Kao Corp 2,206,153
Pharmaceuticals - 9.6%
63,017 AstraZeneca PLC, Sponsored ADR 4,272,553
41,442 Bristol-Myers Squibb Co 2,981,752
12,777 Johnson & Johnson 2,257,057
32,279 Sanofi 3,112,552
Total Pharmaceuticals 12,623,914

Nuveen Global Equity Income Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Shares Description (1) Value
Semiconductors & Semiconductor Equipment - 2.9%
4,317 Broadcom Inc $ 2,413,764
70,000 MediaTek Inc 1,415,325
Total Semiconductors & Semiconductor Equipment 3,829,089
Software - 3.6%
7,517 Microsoft Corp 1,802,727
36,189 Oracle Corp 2,958,089
Total Software 4,760,816
Technology Hardware, Storage & Peripherals - 1.2%
40,844 Samsung Electronics Co Ltd 1,636,756
Trading Companies & Distributors - 1.7%
78,800 Mitsui & Co Ltd 2,295,105
Wireless Telecommunication Services - 1.4%
49,067 SK Telecom Co Ltd 1,840,692
Total Common Stocks (cost $112,462,119) 130,829,275
Shares Description (1) Coupon Issue Price Cap Price Maturity Value
X 1,249,182 STRUCTURED NOTES - 0.9%
X 1,249,182
13,996 JPMorgan Chase Financial
Company LLC, Mandatory
Exchangeable Note, Linked
to Common Stock of
Alphabet Inc. (Cap 115.50%
of the Issue Price), 144A
10.000% $89.8800 $103.8114 6/21/23 $ 1,249,182
Total Structured Notes (cost $1,257,961) 1,249,182
Total Long-Term Investments (cost $113,720,080) 132,078,457
Borrowings - (0.4)% (3) (561,256)
Other Assets Less Liabilities -   (0.0)% (6,854)
Net Assets - 100% $ 131,510,347
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Borrowings as a percentage of Total Investments is 0.4%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
See accompanying notes to financial statements

Nuveen International Value Fund
Portfolio of Investments December 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 100.7%
X 81,760,137 COMMON STOCKS - 100.7%
X 81,760,137
Aerospace & Defense - 1.9%
11,860 Thales SA $ 1,515,337
Air Freight & Logistics - 2.0%
43,514 Deutsche Post AG 1,628,582
Airlines - 1.9%
77,600 Japan Airlines Co Ltd (2) 1,580,531
Automobiles - 2.8%
10,699 Hyundai Motor Co 626,567
12,215 Toyota Motor Corp, Sponsored ADR 1,668,324
Total Automobiles 2,294,891
Banks - 12.8%
712,140 Barclays PLC 1,355,068
249,533 ING Groep NV 3,039,598
132,039 Nordea Bank Abp 1,417,672
132,432 Oversea-Chinese Banking Corp Ltd 1,204,606
53,600 Sumitomo Mitsui Trust Holdings Inc 1,870,401
1,341,031 Unicaja Banco SA, 144A 1,477,670
Total Banks 10,365,015
Capital Markets - 2.8%
120,119 UBS Group AG 2,242,622
Chemicals - 1.0%
11,306 Nutrien Ltd 825,405
Commercial Services & Supplies - 1.0%
41,800 Dai Nippon Printing Co Ltd 839,744
Diversified Financial Services - 1.6%
16,073 Groupe Bruxelles Lambert NV 1,284,516
Diversified Telecommunication Services - 1.7%
47,961 Nippon Telegraph & Telephone Corp, ADR 1,367,459
Electrical Equipment - 3.0%
46,631 Mabuchi Motor Co Ltd 1,318,300
112,100 Mitsubishi Electric Corp 1,110,792
Total Electrical Equipment 2,429,092
Energy Equipment & Services - 2.4%
125,228 Technip Energies NV 1,968,779
Food & Staples Retailing - 3.3%
28,600 Seven & i Holdings Co Ltd 1,225,691
526,214 Tesco PLC 1,418,077
Total Food & Staples Retailing 2,643,768
Health Care Providers & Services - 1.3%
33,612 Fresenius Medical Care AG & Co KGaA 1,097,852

Nuveen International Value Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Shares Description (1) Value
Hotels, Restaurants & Leisure - 3.7%
39,690 Accor SA (2) $ 990,168
625,491 Sands China Ltd (2) 2,051,753
Total Hotels, Restaurants & Leisure 3,041,921
Household Durables - 2.5%
43,264 Sekisui House Ltd 767,030
1,001,913 Taylor Wimpey PLC 1,227,040
Total Household Durables 1,994,070
Industrial Conglomerates - 5.0%
854,856 Melrose Industries PLC 1,377,262
19,536 Siemens AG 2,693,061
Total Industrial Conglomerates 4,070,323
Insurance - 7.5%
5,964 Allianz SE 1,273,658
33,241 Axis Capital Holdings Ltd 1,800,665
27,626 NN Group NV 1,129,687
43,100 Sompo Holdings Inc 1,906,877
Total Insurance 6,110,887
Interactive Media & Services - 1.1%
8,170 Baidu Inc, Sponsored ADR (2) 934,485
Machinery - 1.5%
55,685 Komatsu Ltd 1,203,582
Media - 2.4%
30,308 Publicis Groupe SA 1,936,144
Metals & Mining - 5.3%
25,695 Agnico Eagle Mines Ltd 1,335,883
64,254 BHP Group Ltd 1,990,392
2,100 Korea Zinc Co Ltd 941,117
Total Metals & Mining 4,267,392
Multi-Utilities - 1.7%
112,203 National Grid PLC 1,344,119
Oil, Gas & Consumable Fuels - 3.5%
49,858 Shell PLC, ADR 2,839,413
Pharmaceuticals - 6.9%
22,156 Bayer AG 1,140,371
67,534 GSK PLC 1,167,206
24,355 Sanofi 2,348,468
29,700 Takeda Pharmaceutical Co Ltd 928,026
Total Pharmaceuticals 5,584,071
Professional Services - 3.4%
43,595 Adecco Group AG 1,434,051
12,525 Wolters Kluwer NV 1,310,556
Total Professional Services 2,744,607
Real Estate Management & Development - 2.9%
199,454 City Developments Ltd 1,226,107
567,000 Hang Lung Properties Ltd 1,104,522
Total Real Estate Management & Development 2,330,629

Shares Description (1) Value
Semiconductors & Semiconductor Equipment - 5.8%
40,207 AIXTRON SE $ 1,156,885
34,800 MediaTek Inc 703,618
22,400 Rohm Co Ltd 1,605,842
85,000 Taiwan Semiconductor Manufacturing Co Ltd (2) 1,234,494
Total Semiconductors & Semiconductor Equipment 4,700,839
Software - 2.8%
8,223 Check Point Software Technologies Ltd (2) 1,037,414
12,241 SAP SE 1,263,769
Total Software 2,301,183
Specialty Retail - 1.0%
1,069,000 Topsports International Holdings Ltd, 144A 842,242
Technology Hardware, Storage & Peripherals - 1.4%
22,700 FUJIFILM Holdings Corp 1,135,033
Textiles, Apparel & Luxury Goods - 1.5%
2,365 Kering SA 1,203,613
Wireless Telecommunication Services - 1.3%
29,109 SK Telecom Co Ltd 1,091,991
Total Long-Term Investments (cost $66,315,753) 81,760,137
Borrowings - (1.4)% (3) (1,152,780)
Other Assets Less Liabilities -   0.7% 601,857
Net Assets - 100% $ 81,209,214
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Borrowings as a percentage of Total Investments is 1.4%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
See accompanying notes to financial statements

Nuveen Multi Cap Value Fund
Portfolio of Investments December 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 97.2%
X 86,089,701 COMMON STOCKS - 97.2%
X 86,089,701
Aerospace & Defense - 5.2%
11,768 Curtiss-Wright Corp $ 1,965,139
10,775 General Dynamics Corp 2,673,385
Total Aerospace & Defense 4,638,524
Automobiles - 2.1%
55,165 General Motors Co 1,855,751
Banks - 10.2%
47,456 Bank of NT Butterfield & Son Ltd 1,414,663
45,083 Citigroup Inc 2,039,104
32,699 HomeStreet Inc 901,838
16,596 JPMorgan Chase & Co 2,225,524
58,692 Wells Fargo & Co 2,423,393
Total Banks 9,004,522
Biotechnology - 4.7%
8,147 AbbVie Inc 1,316,637
415,546 ADMA Biologics Inc (2) 1,612,318
4,185 Vertex Pharmaceuticals Inc (2) 1,208,544
Total Biotechnology 4,137,499
Capital Markets - 4.0%
27,001 B Riley Financial Inc 923,434
15,397 Morgan Stanley 1,309,053
17,260 State Street Corp 1,338,858
Total Capital Markets 3,571,345
Chemicals - 4.7%
31,958 DuPont de Nemours Inc 2,193,277
18,746 Innospec Inc 1,928,214
Total Chemicals 4,121,491
Communications Equipment - 1.9%
51,745 Viasat Inc (2) 1,637,729
Consumer Finance - 1.4%
12,799 Discover Financial Services 1,252,126
Diversified Telecommunication Services - 1.4%
69,483 AT&T Inc 1,279,182
Electric Utilities - 3.8%
22,339 Alliant Energy Corp 1,233,336
12,380 Constellation Energy Corp 1,067,280
13,601 Pinnacle West Capital Corp 1,034,220
Total Electric Utilities 3,334,836
Electrical Equipment - 4.5%
4,193 Hubbell Inc 984,013
78,663 nVent Electric PLC 3,026,166
Total Electrical Equipment 4,010,179

Shares Description (1) Value
Energy Equipment & Services - 2.2%
65,959 Baker Hughes Co $ 1,947,769
Entertainment - 1.4%
10,026 Walt Disney Co (2) 871,059
39,703 Warner Bros Discovery Inc (2) 376,384
Total Entertainment 1,247,443
Equity Real Estate Investment Trusts (REITs) - 2.6%
32,586 American Homes 4 Rent, Class A 982,142
40,132 STAG Industrial Inc 1,296,665
Total Equity Real Estate Investment Trusts (REITs) 2,278,807
Food & Staples Retailing - 2.7%
16,924 Walmart Inc 2,399,654
Health Care Equipment & Supplies - 2.0%
23,295 Medtronic PLC 1,810,487
Health Care Providers & Services - 3.4%
4,429 Elevance Health Inc 2,271,944
54,900 Enhabit Inc (2) 722,484
Total Health Care Providers & Services 2,994,428
Hotels, Restaurants & Leisure - 1.3%
34,852 Brinker International Inc (2) 1,112,127
Household Durables - 1.3%
24,522 PulteGroup Inc 1,116,487
Insurance - 4.9%
3,618 Aon PLC, Class A 1,085,907
15,797 Globe Life Inc 1,904,328
7,120 RenaissanceRe Holdings Ltd 1,311,718
Total Insurance 4,301,953
Interactive Media & Services - 0.9%
46,306 TripAdvisor Inc (2) 832,582
IT Services - 1.9%
16,693 Fiserv Inc (2) 1,687,162
Machinery - 2.6%
75,929 Flowserve Corp 2,329,502
Media - 0.9%
22,989 Comcast Corp, Class A 803,925
Multi-Utilities - 1.5%
22,146 Dominion Energy Inc 1,357,993
Oil, Gas & Consumable Fuels - 8.2%
6,245 Cheniere Energy Inc 936,500
12,383 Chesapeake Energy Corp 1,168,584
13,811 Hess Corp 1,958,676
55,438 Shell PLC, ADR 3,157,194
Total Oil, Gas & Consumable Fuels 7,220,954

Nuveen Multi Cap Value Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Shares Description (1) Value
Pharmaceuticals - 3.7%
25,125 AstraZeneca PLC, Sponsored ADR $ 1,703,475
32,233 Sanofi, ADR 1,561,044
Total Pharmaceuticals 3,264,519
Semiconductors & Semiconductor Equipment - 2.3%
58,002 Rambus Inc (2) 2,077,632
Software - 7.0%
62,909 Gen Digital Inc 1,348,140
37,140 Oracle Corp 3,035,823
54,251 Teradata Corp (2) 1,826,089
Total Software 6,210,052
Specialty Retail - 1.1%
70,884 American Eagle Outfitters Inc 989,541
Wireless Telecommunication Services - 1.4%
9,025 T-Mobile US Inc (2) 1,263,500
Total Long-Term Investments (cost $74,176,544) 86,089,701
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  2.8%
X 2,523,730 REPURCHASE AGREEMENTS - 2.8%
X 2,523,730
$ 2,524 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 12/30/22, repurchase price
$2,524,089, collateralized by $3,347,400, U.S. Treasury
Bond, 2.375%, due 2/15/42, value $2,574,228
1.280% 1/03/23 $ 2,523,730
Total Short-Term Investments (cost $2,523,730) 2,523,730
Total Investments (cost $76,700,274 ) - 100.0% 88,613,431
Other Assets Less Liabilities -   (0.0)% (31,288)
Net Assets - 100% $ 88,582,143
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
ADR American Depositary Receipt
See accompanying notes to financial statements

Nuveen Large Cap Value Fund
Portfolio of Investments December 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 97.1%
X 19,131,413 COMMON STOCKS - 97.1%
X 19,131,413
Aerospace & Defense - 4.9%
2,468 General Dynamics Corp $ 612,335
3,515 Raytheon Technologies Corp 354,734
Total Aerospace & Defense 967,069
Automobiles - 2.1%
12,015 General Motors Co 404,185
Banks - 7.9%
9,291 Citigroup Inc 420,232
4,281 JPMorgan Chase & Co 574,083
13,386 Wells Fargo & Co 552,708
Total Banks 1,547,023
Beverages - 1.7%
5,117 Coca-Cola Co 325,492
Biotechnology - 4.5%
1,976 AbbVie Inc 319,341
2,080 Horizon Therapeutics Plc (2) 236,704
1,143 Vertex Pharmaceuticals Inc (2) 330,076
Total Biotechnology 886,121
Capital Markets - 4.3%
4,927 KKR & Co Inc 228,712
3,458 Morgan Stanley 293,999
4,118 State Street Corp 319,433
Total Capital Markets 842,144
Chemicals - 3.6%
6,889 DuPont de Nemours Inc 472,792
4,401 Olin Corp 232,989
Total Chemicals 705,781
Communications Equipment - 1.4%
8,547 Viasat Inc (2) 270,512
Consumer Finance - 1.5%
3,091 Discover Financial Services 302,392
Diversified Telecommunication Services - 1.5%
16,238 AT&T Inc 298,942
Electric Utilities - 2.3%
4,782 Alliant Energy Corp 264,014
2,575 Pinnacle West Capital Corp 195,803
Total Electric Utilities 459,817
Electrical Equipment - 5.9%
1,992 Eaton Corp PLC 312,644
961 Hubbell Inc 225,528
16,276 nVent Electric PLC 626,138
Total Electrical Equipment 1,164,310

Nuveen Large Cap Value Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Shares Description (1) Value
Energy Equipment & Services - 2.3%
14,985 Baker Hughes Co $ 442,507
Entertainment - 1.4%
2,255 Walt Disney Co (2) 195,914
8,633 Warner Bros Discovery Inc (2) 81,841
Total Entertainment 277,755
Equity Real Estate Investment Trusts (REITs) - 1.6%
2,225 Alexandria Real Estate Equities Inc 324,116
Food & Staples Retailing - 2.8%
3,896 Walmart Inc 552,414
Health Care Equipment & Supplies - 2.0%
5,127 Medtronic PLC 398,470
Health Care Providers & Services - 5.4%
931 Elevance Health Inc 477,575
557 Humana Inc 285,290
1,927 Quest Diagnostics Inc 301,460
Total Health Care Providers & Services 1,064,325
Household Durables - 1.3%
5,804 PulteGroup Inc 264,256
Insurance - 7.2%
6,862 American International Group Inc 433,953
798 Aon PLC, Class A 239,512
3,631 Globe Life Inc 437,717
1,706 RenaissanceRe Holdings Ltd 314,296
Total Insurance 1,425,478
Interactive Media & Services - 1.9%
2,160 Alphabet Inc, Class A (2) 190,577
10,445 TripAdvisor Inc (2) 187,801
Total Interactive Media & Services 378,378
IT Services - 2.3%
4,513 Fiserv Inc (2) 456,129
Machinery - 2.0%
12,722 Flowserve Corp 390,311
Media - 1.0%
5,804 Comcast Corp, Class A 202,966
Metals & Mining - 1.3%
4,186 BHP Group Ltd, Sponsored ADR (3) 259,741
Multi-Utilities - 3.0%
4,883 Dominion Energy Inc 299,426
4,700 Public Service Enterprise Group Inc 287,969
Total Multi-Utilities 587,395

Shares Description (1) Value
Oil, Gas & Consumable Fuels - 8.6%
1,473 Cheniere Energy Inc $ 220,891
2,865 Chesapeake Energy Corp 270,370
3,171 Hess Corp 449,711
13,296 Shell PLC, ADR 757,207
Total Oil, Gas & Consumable Fuels 1,698,179
Pharmaceuticals - 4.0%
6,469 AstraZeneca PLC, Sponsored ADR 438,598
7,118 Sanofi, ADR 344,725
Total Pharmaceuticals 783,323
Semiconductors & Semiconductor Equipment - 0.9%
6,622 Intel Corp 175,019
Software - 5.1%
13,898 Gen Digital Inc 297,834
8,557 Oracle Corp 699,449
Total Software 997,283
Wireless Telecommunication Services - 1.4%
1,997 T-Mobile US Inc (2) 279,580
Total Long-Term Investments (cost $13,952,768) 19,131,413
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.2%
X 48,078 MONEY MARKET FUNDS - 0.2%
X 48,078
48,078 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
4.340%(5) $ 48,078
Total Investments Purchased with Collateral from Securities Lending (cost $48,078) 48,078
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  2.8%
547,015 REPURCHASE AGREEMENTS - 2.8%
547,015
$ 547 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 12/30/22, repurchase price
$547,092, collateralized by $725,600, U.S. Treasury
Bond, 2.375%, due 2/15/42, value $558,003
1.280% 1/03/23 $ 547,015
Total Short-Term Investments (cost $547,015) 547,015
Total Investments (cost $ 14,547,861 ) - 100 .1% 19,726,506
Other Assets Less Liabilities -   (0.1)% (27,980)
Net Assets - 100% $ 19,698,526
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $46,538.

Nuveen Large Cap Value Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
ADR American Depositary Receipt
See accompanying notes to financial statements

Nuveen Small/Mid Cap Value Fund
Portfolio of Investments December 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 95.7%
X 36,741,546 COMMON STOCKS - 95.7%
X 36,741,546
Aerospace & Defense - 4.1%
9,572 BWX Technologies Inc $ 555,942
6,176 Curtiss-Wright Corp 1,031,330
Total Aerospace & Defense 1,587,272
Auto Components - 2.2%
13,422 BorgWarner Inc 540,236
28,527 Goodyear Tire & Rubber Co (2) 289,549
Total Auto Components 829,785
Banks - 8.0%
44,300 Old National Bancorp/IN 796,514
10,103 SouthState Corp 771,465
10,956 Texas Capital Bancshares Inc (2) 660,756
14,448 Western Alliance Bancorp 860,523
Total Banks 3,089,258
Biotechnology - 7.7%
282,198 ADMA Biologics Inc (2) 1,094,928
16,371 Alkermes PLC (2) 427,774
4,640 BioMarin Pharmaceutical Inc (2) 480,194
3,498 United Therapeutics Corp (2) 972,759
Total Biotechnology 2,975,655
Capital Markets - 3.8%
20,150 Carlyle Group Inc 601,276
15,029 Stifel Financial Corp 877,243
Total Capital Markets 1,478,519
Chemicals - 1.2%
8,477 Olin Corp 448,772
Communications Equipment - 4.3%
9,979 Ciena Corp (2) 508,729
20,710 Juniper Networks Inc 661,892
14,873 Viasat Inc (2) 470,730
Total Communications Equipment 1,641,351
Construction & Engineering - 1.7%
7,508 AECOM 637,654
Electric Utilities - 6.3%
9,133 Constellation Energy Corp 787,356
4,627 IDACORP Inc 499,022
16,769 OGE Energy Corp 663,214
5,964 Pinnacle West Capital Corp 453,502
Total Electric Utilities 2,403,094
Electrical Equipment - 7.2%
10,884 EnerSys 803,674
3,466 Hubbell Inc 813,401
29,763 nVent Electric PLC 1,144,983
Total Electrical Equipment 2,762,058

Nuveen Small/Mid Cap Value Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Shares Description (1) Value
Electronic Equipment, Instruments & Components - 1.3%
6,994 Belden Inc $ 502,869
Energy Equipment & Services - 1.4%
25,222 NOV Inc 526,888
Equity Real Estate Investment Trusts (REITs) - 8.9%
18,707 American Homes 4 Rent, Class A 563,829
16,735 Cousins Properties Inc 423,228
16,885 Iron Mountain Inc 841,717
62,032 SITE Centers Corp 847,357
22,813 STAG Industrial Inc 737,088
Total Equity Real Estate Investment Trusts (REITs) 3,413,219
Food Products - 1.3%
22,102 Hostess Brands Inc (2) 495,969
Health Care Equipment & Supplies - 1.3%
5,982 QuidelOrtho Corp (2) 512,478
Hotels, Restaurants & Leisure - 1.1%
13,155 Brinker International Inc (2) 419,776
Insurance - 6.9%
3,380 Everest Re Group Ltd 1,119,693
8,105 Globe Life Inc 977,058
6,255 Selective Insurance Group Inc 554,255
Total Insurance 2,651,006
IT Services - 2.4%
4,393 Amdocs Ltd 399,324
5,520 Euronet Worldwide Inc (2) 520,977
Total IT Services 920,301
Life Sciences Tools & Services - 1.1%
1,016 Bio-Rad Laboratories Inc, Class A (2) 427,218
Machinery - 4.7%
6,697 Crane Holdings Co 672,714
10,412 Federal Signal Corp 483,846
20,714 Flowserve Corp 635,505
Total Machinery 1,792,065
Media - 1.4%
3,064 Nexstar Media Group Inc 536,292
Metals & Mining - 3.6%
8,498 Materion Corp 743,660
3,078 Reliance Steel & Aluminum Co 623,110
Total Metals & Mining 1,366,770
Oil, Gas & Consumable Fuels - 4.4%
6,132 Chesapeake Energy Corp 578,677
48,180 Magnolia Oil & Gas Corp, Class A 1,129,821
Total Oil, Gas & Consumable Fuels 1,708,498
Personal Products - 1.8%
26,776 BellRing Brands Inc (2) 686,537

Shares Description (1) Value
Pharmaceuticals - 1.6%
3,892 Jazz Pharmaceuticals PLC (2) $ 620,034
Professional Services - 1.3%
1,703 CACI International Inc, Class A (2) 511,905
Semiconductors & Semiconductor Equipment - 2.5%
26,602 Rambus Inc (2) 952,884
Software - 2.2%
25,057 Teradata Corp (2) 843,419
Total Long-Term Investments (cost $29,808,269) 36,741,546
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  4.2%
X 1,626,821 REPURCHASE AGREEMENTS - 4.2%
X 1,626,821
$ 1,627 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 12/30/22, repurchase price
$1,627,053, collateralized by $2,157,800, U.S. Treasury
Bond, 2.375%, due 2/15/42, value $1,659,398
1.280% 1/03/23 $ 1,626,821
Total Short-Term Investments (cost $1,626,821) 1,626,821
Total Investments (cost $ 31,435,090 ) - 99 .9% 38,368,367
Other Assets Less Liabilities -   0.1% 29,116
Net Assets - 100% $ 38,397,483
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
See accompanying notes to financial statements

Nuveen Small Cap Value Opportunities Fund
Portfolio of Investments December 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 97.7%
X 172,166,066 COMMON STOCKS - 97.7%
X 172,166,066
Aerospace & Defense - 3.1%
46,848 BWX Technologies Inc $ 2,720,932
16,665 Curtiss-Wright Corp 2,782,888
Total Aerospace & Defense 5,503,820
Auto Components - 1.2%
205,133 Goodyear Tire & Rubber Co (2) 2,082,100
Banks - 16.1%
164,100 Amalgamated Financial Corp 3,780,864
79,856 Enterprise Financial Services Corp 3,909,750
256,902 Heritage Commerce Corp 3,339,726
101,653 Heritage Financial Corp/WA 3,114,648
207,662 Old National Bancorp/IN 3,733,763
87,875 Seacoast Banking Corp of Florida 2,740,821
63,885 SouthState Corp 4,878,259
46,901 Texas Capital Bancshares Inc (2) 2,828,599
Total Banks 28,326,430
Biotechnology - 6.3%
1,289,941 ADMA Biologics Inc (2) 5,004,971
91,071 Alkermes PLC (2) 2,379,685
13,292 United Therapeutics Corp (2) 3,696,373
Total Biotechnology 11,081,029
Chemicals - 2.1%
22,133 Chase Corp 1,909,193
18,289 Innospec Inc 1,881,206
Total Chemicals 3,790,399
Commercial Banks - 1.0%
63,453 Peoples Bancorp Inc/OH 1,792,547
Communications Equipment - 3.2%
90,233 Digi International Inc (2) 3,298,016
71,644 Viasat Inc (2) 2,267,533
Total Communications Equipment 5,565,549
Construction & Engineering - 1.6%
29,956 MYR Group Inc (2) 2,758,049
Diversified Consumer Services - 5.2%
190,717 Perdoceo Education Corp (2) 2,650,966
174,802 PowerSchool Holdings Inc, Class A (2) 4,034,430
77,414 Stride Inc (2) 2,421,510
Total Diversified Consumer Services 9,106,906
Electric Utilities - 4.2%
22,807 IDACORP Inc 2,459,735
32,706 MGE Energy Inc 2,302,502
53,615 PNM Resources Inc 2,615,876
Total Electric Utilities 7,378,113

Shares Description (1) Value
Electrical Equipment - 4.6%
48,014 EnerSys $ 3,545,354
119,600 nVent Electric PLC 4,601,012
Total Electrical Equipment 8,146,366
Electronic Equipment, Instruments & Components - 1.3%
32,270 Belden Inc 2,320,213
Energy Equipment & Services - 5.4%
390,399 National Energy Services Reunited Corp (2) 2,709,369
128,723 Oceaneering International Inc (2) 2,251,365
88,488 Weatherford International PLC (2) 4,505,809
Total Energy Equipment & Services 9,466,543
Equity Real Estate Investment Trusts (REITs) - 5.1%
88,434 Cousins Properties Inc 2,236,496
256,886 SITE Centers Corp 3,509,063
100,794 STAG Industrial Inc 3,256,654
Total Equity Real Estate Investment Trusts (REITs) 9,002,213
Food Products - 3.1%
106,930 Hostess Brands Inc (2) 2,399,509
37,057 John B Sanfilippo & Son Inc 3,013,475
Total Food Products 5,412,984
Health Care Providers & Services - 1.3%
96,698 Castle Biosciences Inc (2) 2,276,271
Hotels, Restaurants & Leisure - 1.0%
239,711 Accel Entertainment Inc (2) 1,845,775
Insurance - 1.7%
33,207 Selective Insurance Group Inc 2,942,472
Machinery - 7.8%
67,249 Barnes Group Inc 2,747,122
32,220 Crane Holdings Co 3,236,499
47,314 Federal Signal Corp 2,198,682
109,018 Flowserve Corp 3,344,672
213,356 Mueller Water Products Inc, Class A 2,295,710
Total Machinery 13,822,685
Media - 1.4%
14,055 Nexstar Media Group Inc 2,460,047
Metals & Mining - 3.2%
29,454 Kaiser Aluminum Corp 2,237,326
39,609 Materion Corp 3,466,183
Total Metals & Mining 5,703,509
Oil, Gas & Consumable Fuels - 3.8%
178,738 Magnolia Oil & Gas Corp, Class A 4,191,406
267,445 Permian Resources Corp 2,513,983
Total Oil, Gas & Consumable Fuels 6,705,389
Personal Products - 1.6%
112,110 BellRing Brands Inc (2) 2,874,500

Nuveen Small Cap Value Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Shares Description (1) Value
Pharmaceuticals - 2.1%
59,641 Prestige Consumer Healthcare Inc (2) $ 3,733,527
Real Estate Management & Development - 1.5%
163,979 Kennedy-Wilson Holdings Inc 2,579,390
Semiconductors & Semiconductor Equipment - 3.5%
24,469 Cirrus Logic Inc (2) 1,822,451
123,548 Rambus Inc (2) 4,425,489
Total Semiconductors & Semiconductor Equipment 6,247,940
Software - 2.2%
116,691 Teradata Corp (2) 3,927,819
Thrifts & Mortgage Finance - 1.5%
65,827 Essent Group Ltd 2,559,354
Water Utilities - 1.6%
33,922 SJW Group 2,754,127
Total Long-Term Investments (cost $147,189,197) 172,166,066
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  2.5%
X 4,392,806 REPURCHASE AGREEMENTS - 2.5%
X 4,392,806
$ 4,393 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 12/30/22, repurchase price
$4,393,430, collateralized by $5,826,500, U.S. Treasury
Bond, 2.375%, due 2/15/42, value $4,480,713
1.280% 1/03/23 $ 4,392,806
Total Short-Term Investments (cost $4,392,806) 4,392,806
Total Investments (cost $ 151,582,003 ) - 100 .2% 176,558,872
Other Assets Less Liabilities -   (0.2)% (334,519)
Net Assets - 100% $ 176,224,353
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
See accompanying notes to financial statements

Statement of Assets and Liabilities
December 31, 2022
(Unaudited)
See accompanying notes to financial statements.

Global Equity
Income
International
Value Multi Cap Value Large Cap Value
Small/Mid Cap
Value
Small Cap Value
Opportunities
Assets
Long-term investments, at value
†‡
$ 132,078,457 $ 81,760,137 $ 86,089,701 $ 19,131,413 $ 36,741,546 $ 172,166,066
Investments purchased with collateral from
securities lending, at value (cost approximates
value) – – – 48,078 – –
Short-term investments, at value
◊
– – 2,523,730 547,015 1,626,821 4,392,806
Cash denominated in foreign currencies
^
82,076 – – – – –
Receivable for dividends 127,151 82,972 59,569 14,866 27,511 110,876
Receivable for interest – – 179 39 116 312
Receivable for investments sold 389,206 250,220 – – – –
Receivable for reclaims 139,762 440,921 5,441 – – –
Receivable for reimbursement from Adviser 5,268 231 17,956 699 2,622 38,573
Receivable for shares sold 28,552 149,713 60,789 18,859 34,770 311,320
Other assets 275,875 151,272 107,972 66,435 32,811 56,614
Total assets 133,126,347 82,835,466 88,865,337 19,827,404 38,466,197 177,076,567
Liabilities
Borrowings 561,256 1,152,780 – – – –
Payable for collateral from securities lending — – – 48,078 – –
Payable for federal corporate income tax expense – – 65,800 – – –
Payable for investments purchased - regular
settlement 82,045 – – – – –
Payable for shares redeemed 482,490 171,985 17,724 324 – 535,437
Accrued expenses:
Custodian fees 67,708 71,143 19,284 15,954 21,863 34,596
Management fees 56,716 32,458 50,244 2,169 17,249 87,171
Trustees fees 247,273 120,323 79,008 38,318 536 31,851
Professional fees 23,792 18,661 13,267 11,088 12,394 26,865
Shareholder reporting expenses 20,861 14,752 9,554 6,368 6,601 62,054
Shareholder servicing agent fees 47,915 23,744 18,378 3,924 8,915 66,539
12b-1 distribution and service fees 20,134 4,355 9,894 2,610 1,130 7,519
Other 5,810 16,051 41 45 26 182
Total liabilities 1,616,000 1,626,252 283,194 128,878 68,714 852,214
Net assets $ 131,510,347 $ 81,209,214 $ 88,582,143 $ 19,698,526 $ 38,397,483 $ 176,224,353
†
Long-term investments, cost $ 113,720,080 $ 66,315,753 $ 74,176,544 $ 13,952,768 $ 29,808,269 $ 147,189,197
◊
Short-term investments, cost $ — $ — $ 2,523,730 $ 547,015 $ 1,626,821 $ 4,392,806
‡ Includes securities loaned of $ — $ — $ — $ 46,538 $ — $ —
^
Cash denominated in foreign currencies, cost $ 82,297 $ — $ — $ — $ — $ —

Statement of Assets and Liabilities
(Unaudited) (continued)
See accompanying notes to financial statements.

Global Equity
Income
International
Value Multi Cap Value Large Cap Value
Small/Mid Cap
Value
Small Cap Value
Opportunities
Class A Shares
Net Assets $ 85,288,962 $ 18,985,318 $ 41,299,082 $ 7,199,846 $ 3,449,846 $ 21,224,124
Shares outstanding 3,003,713 826,076 1,016,183 1,822,071 132,966 485,173
Net asset value ("NAV") per share $ 28.39 $ 22.98 $ 40.64 $ 3.95 $ 25.95 $ 43.75
Maximum sales charge 5.75% 5.75% 5.75% 5.75% 5.75% 5.75%
Offering price per share (NAV per share plus
maximum sales charge) $ 30.12 $ 24.38 $ 43.12 $ 4.19 $ 27.53 $ 46.42
Class C Shares
Net Assets $ 1,939,910 $ 399,803 $ 1,235,489 $ 1,205,707 $ 462,037 $ 3,460,990
Shares outstanding 68,448 18,362 32,726 407,113 21,819 94,890
NAV and offering price per share $ 28.34 $ 21.77 $ 37.75 $ 2.96 $ 21.18 $ 36.47
Class R6 Shares
Net Assets $ — $ — $ — $ — $ 17,309,953 $ 5,291,580
Shares outstanding — — — — 640,255 113,877
NAV and offering price per share $ — $ — $ — $ — $ 27.04 $ 46.47
Class I Shares
Net Assets $ 44,281,475 $ 61,824,093 $ 46,047,572 $ 11,292,973 $ 17,175,647 $ 146,247,659
Shares outstanding 1,559,389 2,672,898 1,121,330 2,832,801 641,362 3,195,777
NAV and offering price per share $ 28.40 $ 23.13 $ 41.07 $ 3.99 $ 26.78 $ 45.76
Fund level net assets consist of:
Capital paid-in $ 349,645,551 $ 266,028,176 $ 79,695,697 $ 15,030,090 $ 32,455,317 $ 151,732,061
Total distributable earnings (loss) (218,135,204) (184,818,962) 8,886,446 4,668,436 5,942,166 24,492,292
Fund level net assets $ 131,510,347 $ 81,209,214 $ 88,582,143 $ 19,698,526 $ 38,397,483 $ 176,224,353
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01

Statement of Operations
December 31, 2022
(Unaudited)
See accompanying notes to financial statements.

Global Equity
Income
International
Value Multi Cap Value Large Cap Value
Small/Mid Cap
Value
Investment Income
Dividends $ 1,673,976 $ 1,089,402 $ 922,010 $ 233,882 $ 345,412
Interest — 2,801 12,728 3,576 5,828
Securities lending income, net 5,919 — 1,659 315 100
Other income 9,319 1,263 21,926 775 4,009
Tax withheld (49,474) (72,873) — (3,774) —
Total Investment Income 1,639,740 1,020,593 958,323 234,774 355,349
Expenses
– – – – –
Management fees 484,183 287,096 292,543 64,665 142,387
12b-1 service fees - Class A Shares 107,381 23,194 52,014 8,912 4,201
12b-1 distribution and service fees - Class C Shares 8,678 1,270 5,620 5,343 2,202
Shareholder servicing agent fees 85,996 43,538 37,643 6,876 15,751
Interest expense 265 394 61 10 38
Custodian expenses 56,959 52,641 3,467 718 4,236
Trustees fees 2,441 1,373 1,454 349 657
Professional fees 43,855 35,400 22,524 19,305 21,775
Shareholder reporting expenses 19,849 18,765 9,365 6,115 6,975
Federal and state registration fees 26,123 24,954 26,438 25,378 32,362
Other 3,092 2,457 68,397 2,281 2,353
Total expenses before fee waiver/expense reimbursement 838,822 491,082 519,526 139,952 232,937
Fee waiver/expense reimbursement (135,999) (102,170) (25,324) (52,217) (40,151)
Net expenses 702,823 388,912 494,202 87,735 192,786
Net investment income (loss) 936,917 631,681 464,121 147,039 162,563
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments and foreign currency 339,331 955,366 (204,904) (636,191) (1,088,589)
Change in net unrealized appreciation (depreciation) of
investments and foreign currency 7,376,224 1,540,554 7,087,642 2,087,016 4,769,062
Net realized and unrealized gain (loss) 7,715,555 2,495,920 6,882,738 1,450,825 3,680,473
Net increase (decrease) in net assets from operations $ 8,652,472 $ 3,127,601 $ 7,346,859 $ 1,597,864 $ 3,843,036

Statement of Operations
(Unaudited) (continued)
See accompanying notes to financial statements.

Small Cap Value
Opportunities
Investment Income
Dividends $ 1,539,616
Interest 15,051
Securities lending income, net 3,511
Other income 79,069
Total Investment Income 1,637,247
Expenses
–
Management fees 737,036
12b-1 service fees - Class A Shares 26,043
12b-1 distribution and service fees - Class C Shares 19,365
Shareholder servicing agent fees 114,833
Interest expense —
Custodian expenses 12,820
Trustees fees 2,618
Professional fees 38,384
Shareholder reporting expenses 39,102
Federal and state registration fees 34,420
Other 3,419
Total expenses before fee waiver/expense reimbursement 1,028,040
Fee waiver/expense reimbursement (117,692)
Net expenses 910,348
Net investment income (loss) 726,899
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments 1,032,823
Change in net unrealized appreciation (depreciation) of investments 19,862,673
Net realized and unrealized gain (loss) 20,895,496
Net increase (decrease) in net assets from operations $ 21,622,395

Statement of Changes in Net Assets
See accompanying notes to financial statements.

Global Equity Income International Value
Unaudited
Six Months Ended
12/31/22
Year Ended
6/30/22
Unaudited
Six Months Ended
12/31/22
Year Ended
6/30/22
Operations
Net investment income (loss) $ 936,917 $ 3,872,173 $ 631,681 $ 2,502,411
Net realized gain (loss) from investments and foreign currency 339,331 13,523,950 955,366 12,103,920
Change in net unrealized appreciation (depreciation) of
investments and foreign currency 7,376,224 (35,333,969) 1,540,554 (27,472,838)
Net increase (decrease) in net assets from operations 8,652,472 (17,937,846) 3,127,601 (12,866,507)
Distributions to Shareholders
Dividends:
Class A Shares (2,560,249) (3,749,429) (896,016) (916,567)
Class C Shares (50,236) (90,662) (15,889) (12,590)
Class I Shares (1,417,763) (2,227,530) (3,100,172) (3,349,086)
Decrease in net assets from distributions to shareholders (4,028,248) (6,067,621) (4,012,077) (4,278,243)
Fund Share Transactions
Proceeds from sale of shares 2,769,107 17,466,852 4,620,265 13,660,278
Proceeds from shares issued to shareholders due to reinvestment of distributions 3,809,163 5,740,451 3,856,599 4,120,251
6,578,270 23,207,303 8,476,864 17,780,529
Cost of shares redeemed (20,575,534) (24,555,325) (10,535,962) (38,312,948)
Net increase (decrease) in net assets from Fund share transactions (13,997,264) (1,348,022) (2,059,098) (20,532,419)
Net increase (decrease) in net assets (9,373,040) (25,353,489) (2,943,574) (37,677,169)
Net assets at the beginning of period 140,883,387 166,236,876 84,152,788 121,829,957
Net assets at the end of period $ 131,510,347 $ 140,883,387 $ 81,209,214 $ 84,152,788

See accompanying notes to financial statements.

Multi Cap Value Large Cap Value
Unaudited
Six Months Ended
12/31/22
Year Ended
6/30/22
Unaudited
Six Months Ended
12/31/22
Year Ended
6/30/22
Operations
Net investment income (loss) $ 464,121 $ 604,016 $ 147,039 $ 270,463
Net realized gain (loss) from investments (204,904) 5,341,213 (636,191) 1,573,677
Change in net unrealized appreciation (depreciation) of
investments 7,087,642 (13,659,492) 2,087,016 (2,772,165)
Net increase (decrease) in net assets from operations 7,346,859 (7,714,263) 1,597,864 (928,025)
Distributions to Shareholders
Dividends:
Class A Shares (477,154) (526,152) (306,433) (1,063,128)
Class C Shares (5,109) (14,510) (60,053) (228,947)
Class I Shares (646,514) (459,868) (510,151) (2,216,956)
Decrease in net assets from distributions to shareholders (1,128,777) (1,000,530) (876,637) (3,509,031)
Fund Share Transactions
Proceeds from sale of shares 12,263,185 18,450,089 1,475,775 5,414,677
Proceeds from shares issued to shareholders due to reinvestment of distributions 1,052,653 919,634 842,093 3,344,934
13,315,838 19,369,723 2,317,868 8,759,611
Cost of shares redeemed (10,750,124) (13,134,452) (2,331,171) (5,126,955)
Net increase (decrease) in net assets from Fund share transactions 2,565,714 6,235,271 (13,303) 3,632,656
Net increase (decrease) in net assets 8,783,796 (2,479,522) 707,924 (804,400)
Net assets at the beginning of period 79,798,347 82,277,869 18,990,602 19,795,002
Net assets at the end of period $ 88,582,143 $ 79,798,347 $ 19,698,526 $ 18,990,602

See accompanying notes to financial statements.

Small/Mid Cap Value Small Cap Value Opportunities
Unaudited
Six Months Ended
12/31/22
Year Ended
6/30/22
Unaudited
Six Months Ended
12/31/22
Year Ended
6/30/22
Operations
Net investment income (loss) $ 162,563 $ 157,976 $ 726,899 $ 1,057,747
Net realized gain (loss) from investments (1,088,589) 3,403,601 1,032,823 23,728,276
Change in net unrealized appreciation (depreciation) of
investments 4,769,062 (7,886,841) 19,862,673 (62,914,096)
Net increase (decrease) in net assets from operations 3,843,036 (4,325,264) 21,622,395 (38,128,073)
Distributions to Shareholders
Dividends:
Class A Shares (178,041) (439,199) (1,287,556) (2,568,647)
Class C Shares (28,895) (73,621) (248,555) (872,393)
Class R6 Shares (865,461) (2,382,286) (316,799) (557,719)
Class I Shares (858,303) (2,634,624) (8,943,951) (27,534,174)
Decrease in net assets from distributions to shareholders (1,930,700) (5,529,730) (10,796,861) (31,532,933)
Fund Share Transactions
Proceeds from sale of shares 4,207,078 10,207,042 5,590,614 59,978,590
Proceeds from shares issued to shareholders due to reinvestment of distributions 1,905,506 5,448,185 10,230,213 30,441,627
6,112,584 15,655,227 15,820,827 90,420,217
Cost of shares redeemed (4,562,179) (17,434,249) (24,175,140) (152,079,580)
Net increase (decrease) in net assets from Fund share transactions 1,550,405 (1,779,022) (8,354,313) (61,659,363)
Net increase (decrease) in net assets 3,462,741 (11,634,016) 2,471,221 (131,320,369)
Net assets at the beginning of period 34,934,742 46,568,758 173,753,132 305,073,501
Net assets at the end of period $ 38,397,483 $ 34,934,742 $ 176,224,353 $ 173,753,132

Financial Highlights

Global Equity Income
The Fund's fiscal year end is June 30th. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2023(f) $ 27.43 $ 0.18 $ 1.64 $ 1.82 $ (0.86) $ — $ (0.86) $ 28.39
2022 32.13 0.74 (4.26) (3.52) (1.18) — (1.18) 27.43
2021 23.44 0.68 8.70 9.38 (0.69) — (0.69) 32.13
2020 26.59 0.57 (3.10) (2.53) (0.62) — (0.62) 23.44
2019 27.45 0.69 (0.20) 0.49 (0.72) (0.63) (1.35) 26.59
2018 27.34 0.83 0.12 0.95 (0.60) (0.24) (0.84) 27.45
Class
C
2023(f) 27.37 0.07 1.66 1.73 (0.76) — (0.76) 28.34
2022 32.06 0.44 (4.19) (3.75) (0.94) — (0.94) 27.37
2021 23.40 0.44 8.70 9.14 (0.48) — (0.48) 32.06
2020 26.54 0.40 (3.11) (2.71) (0.43) — (0.43) 23.40
2019 27.39 0.46 (0.16) 0.30 (0.52) (0.63) (1.15) 26.54
2018 27.28 0.62 0.11 0.73 (0.38) (0.24) (0.62) 27.39
Class
I
2023(f) 27.43 0.22 1.65 1.87 (0.90) — (0.90) 28.40
2022 32.14 0.83 (4.28) (3.45) (1.26) — (1.26) 27.43
2021 23.45 0.75 8.70 9.45 (0.76) — (0.76) 32.14
2020 26.60 0.63 (3.10) (2.47) (0.68) — (0.68) 23.45
2019 27.46 0.74 (0.18) 0.56 (0.79) (0.63) (1.42) 26.60
2018 27.35 0.90 0.12 1.02 (0.67) (0.24) (0.91) 27.46
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions
with Affiliates for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Management Fees and Other Transactions with Affiliates Note in the Notes to the financial statements.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfolio Securities and
Investments in Derivatives) divided by the average long-term market value during the period.
(f)
Unaudited.  For the six months ended December 31, 2022.
(g)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate(e)
6.71% $ 85,289 1.31% (g) 1.11% (g) 1.28% (g) 15%
(11.30) 86,811 1.26 1.10 2.33 59
40.43 105,751 1.26 1.11 2.44 42
(9.53) 80,897 1.24 1.11 2.37 53
2.23 103,494 1.19 1.11 2.60 30
3.42 118,895 1.18 1.11 2.92 31
6.30 1,940 2.06 (g) 1.86 (g) 0.49 (g) 15
(11.95) 1,649 2.01 1.85 1.37 59
39.34 4,660 2.01 1.86 1.64 42
(10.18) 14,342 1.99 1.86 1.61 53
1.45 37,564 1.94 1.86 1.76 30
2.65 67,535 1.93 1.86 2.16 31
6.89 44,281 1.06 (g) 0.86 (g) 1.56 (g) 15
(11.10) 52,423 1.01 0.85 2.61 59
40.76 55,826 1.01 0.86 2.69 42
(9.25) 43,978 0.99 0.86 2.62 53
2.45 63,168 0.94 0.86 2.81 30
3.69 82,677 0.92 0.86 3.15 31

Financial Highlights
(continued)
International Value
The Fund's fiscal year end is June 30th. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2023(f) $ 23.20 $ 0.16 $ 0.74 $ 0.90 $ (1.12) $ — $ (1.12) $ 22.98
2022 27.73 0.60 (4.05) (3.45) (1.08) — (1.08) 23.20
2021 20.17 0.70 7.34 8.04 (0.48) — (0.48) 27.73
2020 23.39 0.32 (2.83) (2.51) (0.71) — (0.71) 20.17
2019 25.16 0.50 (2.01) (1.51) (0.26) — (0.26) 23.39
2018 24.91 0.38 0.62 1.00 (0.75) — (0.75) 25.16
Class
C
2023(f) 21.89 0.07 0.70 0.77 (0.89) — (0.89) 21.77
2022 26.37 0.35 (3.80) (3.45) (1.03) — (1.03) 21.89
2021 19.20 0.43 7.04 7.47 (0.30) — (0.30) 26.37
2020 22.28 0.16 (2.73) (2.57) (0.51) — (0.51) 19.20
2019 23.94 0.25 (1.84) (1.59) (0.07) — (0.07) 22.28
2018 23.70 0.17 0.61 0.78 (0.54) — (0.54) 23.94
Class
I
2023(f) 23.37 0.19 0.76 0.95 (1.19) — (1.19) 23.13
2022 27.87 0.64 (4.05) (3.41) (1.09) — (1.09) 23.37
2021 20.27 0.75 7.38 8.13 (0.53) — (0.53) 27.87
2020 23.50 0.36 (2.82) (2.46) (0.77) — (0.77) 20.27
2019 25.29 0.58 (2.04) (1.46) (0.33) — (0.33) 23.50
2018 25.03 0.46 0.62 1.08 (0.82) — (0.82) 25.29
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions
with Affiliates for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Management Fees and Other Transactions with Affiliates Note in the Notes to the financial statements.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfolio Securities and
Investments in Derivatives) divided by the average long-term market value during the period.
(f)
Unaudited.  For the six months ended December 31, 2022.
(g)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate(e)
3.85% $ 18,985 1.40% (g) 1.15% (g) 1.37% (g) 7%
(12.90) 19,329 1.33 1.14 2.26 28
40.20 22,153 1.28 1.15 2.88 24
(11.24) 17,579 1 .33 1.15 1.55 22
(5.90) 23,088 1.32 1.15 2.11 14
3.92 26,710 1.27 1.15 1.46 17
3.48 400 2.15 (g) 1.90 (g) 0.62 (g) 7
(13.58) 266 2.08 1.89 1.41 28
39.17 365 2.03 1.90 1.93 24
(11.88) 963 2.08 1.90 0.76 22
(6.68) 3,055 2.07 1.90 1.14 14
3.20 9,986 2.02 1.90 0.68 17
4.03 61,824 1.15 (g) 0.90 (g) 1.62 (g) 7
(12.71) 64,558 1.08 0.89 2.38 28
40.51 99,311 1.03 0.90 3.10 24
(11.00) 91,781 1.08 0.90 1.68 22
(5.67) 218,300 1.07 0.90 2.48 14
4.20 251,067 1.02 0.90 1.76 17

Financial Highlights
(continued)
Per Share
NII (Loss)(a),(d)
Ratios of NII (Loss)
to Average Net Assets(d)
Class A
$0.21
0.69%
Class C
(0.01)
(0.03)
Class I
0.28
0.92
Multi Cap Value
The Fund's fiscal year end is June 30th. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income
(NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains
Return
of
Capital Total
Ending
NAV
Class
A
2023(f) $ 37.48 $ 0.20 $ 3.43 $ 3.63 $ (0.47) $ — $ — $ (0.47) $ 40.64
2022 41.46 0.26 (3.73) (3.47) (0.51) — — (0.51) 37.48
2021 27.13 0.22 15.15 15.37 (0.69) — (0.35) (1.04) 41.46
2020 32.55 0.66 (5.70) (5.04) (0.38) — — (0.38) 27.13
2019 31.84 0.26 0.45 0.71 — — — — 32.55
2018(h) 29.15 (0.18) 3.42 3.24 (0.55) — — (0.55) 31.84
Class
C
2023(f) 34.69 0.05 3.17 3.22 (0.16) — — (0.16) 37.75
2022 38.66 (0.05) (3.45) (3.50) (0.47) — — (0.47) 34.69
2021 25.32 (0.03) 14.14 14.11 (0.42) — (0.35) (0.77) 38.66
2020 30.40 0.42 (5.37) (4.95) (0.13) — — (0.13) 25.32
2019 29.97 (0.02) 0.45 0.43 — — — — 30.40
2018(h) 27.46 (0.37) 3.19 2.82 (0.31) — — (0.31) 29.97
Class
I
2023(f) 37.92 0.26 3.47 3.73 (0.58) — — (0.58) 41.07
2022 41.84 0.36 (3.76) (3.40) (0.52) — — (0.52) 37.92
2021 27.37 0.30 15.30 15.60 (0.78) — (0.35) (1.13) 41.84
2020 32.83 0.75 (5.75) (5.00) (0.46) — — (0.46) 27.37
2019 32.03 0.34 0.46 0.80 — — — — 32.83
2018(h) 29.33 (0.11) 3.43 3.32 (0.62) — — (0.62) 32.03
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions
with Affiliates for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Management Fees and Other Transactions with Affiliates Note in the Notes to the financial statements.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfolio Securities and
Investments in Derivatives) divided by the average long-term market value during the period.
(f)
Unaudited.  For the six months ended December 31, 2022.
(g)
Annualized.
(h)
Per share Net investment income (loss) and Net Investment Income (Loss) to Average Net Assets ratios include a change in estimated return of capital recorded by the Fund during the fiscal year ended June 30, 2018. Such change in estimate occurred upon receiving the reporting of the actual character of the dividends received from the issuers of certain securities. If such change in estimate were excluded, per share
Net Investment Income (Loss) and the ratios of Net Investment Income (Loss) to Average Net Assets for each share class would have been as follows:

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate(e)
9.69% $ 41,299 1.37% (g) 1.31% (g) 1.02% (g) 10%
(8.49) 40,006 1.35 1.25 0.62 34
57.70 43,489 1.29 1.15 0.64 58
(15 .73) 29,133 1.30 1.15 2.30 54
2.23 42,199 1.26 1.15 0.84 23
11.14 30,003 1.24 1.15 (0.58) 118
9.27 1,235 2.12 (g) 2.06 (g) 0.27 (g) 10
(9.17) 1,168 2.10 2.00 (0.13) 34
56.54 1,347 2.04 1.90 (0.09) 58
(16.37) 1,632 2.05 1.90 1.56 54
1.43 2,672 2.01 1.90 (0.06) 23
10.29 21,143 1.99 1.90 (1.29) 118
9.84 46,048 1.12 (g) 1.06 (g) 1.25 (g) 10
(8.26) 38,624 1.10 1.00 0.87 34
58.09 37,441 1.04 0.90 0.88 58
(15.51) 24,403 1.05 0.90 2.56 54
2.50 38,712 1.01 0.90 1.08 23
11.37 40,008 0.99 0.90 (0.35) 118

Financial Highlights
(continued)
Large Cap Value
The Fund's fiscal year end is June 30th. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2023(f) $ 3.80 $ 0.03 $ 0.30 $ 0.33 $ (0.03) $ (0.15) $ (0.18) $ 3.95
2022 4.84 0.06 (0.22) (0.16) (0.05) (0.83) (0.88) 3.80
2021 3.96 0.03 1.57 1.60 (0.15) (0.57) (0.72) 4.84
2020 5.15 0.12 (0.62) (0.50) (0.09) (0.60) (0.69) 3.96
2019 6.72 0.07 (0.19) (0.12) (0.03) (1.42) (1.45) 5.15
2018 7.88 0.06 0.61 0.67 (0.17) (1.66) (1.83) 6.72
Class
C
2023(f) 2.88 0.01 0.22 0.23 — (0.15) (0.15) 2.96
2022 3.88 0.02 (0.15) (0.13) (0.04) (0.83) (0.87) 2.88
2021 3.28 0.01 1.26 1.27 (0.10) (0.57) (0.67) 3.88
2020 4.36 0.07 (0.51) (0.44) (0.04) (0.60) (0.64) 3.28
2019 5.95 0.02 (0.19) (0.17) — (1.42) (1.42) 4.36
2018 7.16 0.01 0.54 0.55 (0.10) (1.66) (1.76) 5.95
Class
I
2023(f) 3.84 0.03 0.31 0.34 (0.04) (0.15) (0.19) 3.99
2022 4.87 0.07 (0.22) (0.15) (0.05) (0.83) (0.88) 3.84
2021 3.98 0.05 1.57 1.62 (0.16) (0.57) (0.73) 4.87
2020 5.17 0.13 (0.62) (0.49) (0.10) (0.60) (0.70) 3.98
2019 6.75 0.08 (0.19) (0.11) (0.05) (1.42) (1.47) 5.17
2018 7.91 0.08 0.61 0.69 (0.19) (1.66) (1.85) 6.75
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions
with Affiliates for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Management Fees and Other Transactions with Affiliates Note in the Notes to the financial statements.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfolio Securities and
Investments in Derivatives) divided by the average long-term market value during the period.
(f)
Unaudited.  For the six months ended December 31, 2022.
(g)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate(e)
8.53% $ 7,200 1.53% (g) 1.00% (g) 1.39% (g) 28%
(4.84) 6,927 1.80 0.99 1.26 35
44.10 5,419 1.76 1.00 0.79 42
(12.08) 4,233 1.40 1.00 2.56 59
1.96 4,395 1.27 1.00 1.26 35
8.71 4,556 1.19 1.00 0.83 48
7.92 1,206 2.28 (g) 1.75 (g) 0.61 (g) 28
(5.24) 951 2.55 1.74 0.47 35
42.65 1,368 2.51 1.75 0.19 42
(12.62) 1,758 2.15 1.75 1.82 59
1.21 2,882 2 .02 1.75 0.48 35
7.86 4,275 1.94 1.75 0.08 48
8.72 11,293 1.28 (g) 0.75 (g) 1.64 (g) 28
(4.55) 11,112 1.55 0.74 1.50 35
44.50 13,008 1.51 0.75 1.11 42
(11.81) 13,196 1.15 0.75 2.81 59
2.13 38,538 1.02 0.75 1.46 35
8.96 60,371 0.94 0.75 1.08 48

Financial Highlights
(continued)
Small/Mid Cap Value
The Fund's fiscal year end is June 30th. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2023(f) $ 24.60 $ 0.08 $ 2.66 $ 2.74 $ — $ (1.39) $ (1.39) $ 25.95
2022 32.13 0.03 (2.89) (2.86) (0.11) (4.56) (4.67) 24.60
2021 20.05 0.01 12.13 12.14 (0.06) — (0.06) 32.13
2020 23.47 0.11 (3.45) (3.34) (0.08) — (0.08) 20.05
2019 36.02 0.08 (3.94) (3.86) — (8.69) (8.69) 23.47
2018 33.23 (0.08) 4.61 4.53 (0.01) (1.73) (1.74) 36.02
Class
C
2023(f) 20.38 (0.01) 2.20 2.19 — (1.39) (1.39) 21.18
2022 27.57 (0.17) (2.37) (2.54) (0.09) (4.56) (4.65) 20.38
2021 17.29 (0.14) 10.42 10.28 — — — 27.57
2020 20.33 (0.03) (3.01) (3.04) — — — 17.29
2019 32.87 (0.12) (3.73) (3.85) — (8.69) (8.69) 20.33
2018 30.68 (0.32) 4.24 3.92 — (1.73) (1.73) 32.87
Class
R6
2023(f) 25.54 0.13 2.78 2.91 (0.02) (1.39) (1.41) 27.04
2022 33.06 0.16 (3.01) (2.85) (0.11) (4.56) (4.67) 25.54
2021 20.64 0.10 12.49 12.59 (0.17) — (0.17) 33.06
2020 24.15 0.21 (3.54) (3.33) (0.18) — (0.18) 20.64
2019 36.62 0.20 (3.98) (3.78) — (8.69) (8.69) 24.15
2018 33.70 0.06 4.69 4.75 (0.10) (1.73) (1.83) 36.62
Class
I
2023(f) 25.32 0.11 2.74 2.85 — (1.39) (1.39) 26.78
2022 32.86 0.10 (2.97) (2.87) (0.11) (4.56) (4.67) 25.32
2021 20.49 0.07 12.42 12.49 (0.12) — (0.12) 32.86
2020 23.99 0.19 (3.55) (3.36) (0.14) — (0.14) 20.49
2019 36.50 0.16 (3.98) (3.82) — (8.69) (8.69) 23.99
2018 33.65 0.01 4.67 4.68 (0.10) (1.73) (1.83) 36.50
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions
with Affiliates for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Management Fees and Other Transactions with Affiliates Note in the Notes to the financial statements.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfolio Securities and
Investments in Derivatives) divided by the average long-term market value during the period.
(f)
Unaudited.  For the six months ended December 31, 2022.
(g)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate(e)
11.14% $ 3,450 1.52% (g) 1.31% (g) 0.59% (g) 16%
(10.81) 3,003 1.61 1.30 0.10 42
60.64 3,321 1.64 1.31 0.06 57
(14.29) 2,599 1.85 1.31 0.54 58
(6.42) 3,137 1.73 1.31 0.29 54
13.98 4,512 1.53 1.31 (0.24) 49
10.74 462 2.27 (g) 2.06 (g) (0.12) (g) 16
(11.48) 341 2.36 2.05 (0.67) 42
59.46 538 2.39 2.06 (0.65) 57
(14.95) 763 2.60 2.06 (0.19) 58
(7.13) 1,374 2.48 2.06 (0.47) 54
13.12 3,194 2.29 2.06 (0.99) 49
11.38 17,310 1.12 (g) 0.91 (g) 0.98 (g) 16
(10.44) 16,015 1.19 0.88 0.53 42
61.19 19,155 1.28 0.95 0.37 57
(13.93) 8,747 1.43 0.88 0.96 58
(6.03) 9,691 1.32 0.90 0.72 54
14.44 9,629 1.13 0.89 0.17 49
11.26 17,176 1.27 (g) 1.06 (g) 0.83 (g) 16
(10.57) 15,577 1.36 1.05 0.34 42
61.03 23,554 1.39 1.06 0.26 57
(14.07) 8,457 1.60 1.06 0.89 58
(6.19) 8,874 1.48 1.06 0.55 54
14.25 20,522 1.25 1.06 0.02 49

Financial Highlights
(continued)
Small Cap Value Opportunities
The Fund's fiscal year end is June 30th. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2023(f) $ 41.31 $ 0.13 $ 5.07 $ 5.20 $ — $ (2.76) $ (2.76) $ 43.75
2022 55.06 0.10 (8.11) (8.01) (0.08) (5.66) (5.74) 41.31
2021 33.98 (0.02) 21.36 21.34 (0.26) — (0.26) 55.06
2020 42.97 0.11 (6.36) (6.25) (0.01) (2.73) (2.74) 33.98
2019 55.23 0.03 (7.03) (7.00) — (5.26) (5.26) 42.97
2018 49.16 (0.16) 8.34 8.18 — (2.11) (2.11) 55.23
Class
C
2023(f) 34.99 (0.03) 4.27 4.24 — (2.76) (2.76) 36.47
2022 47.84 (0.25) (6.87) (7.12) (0.07) (5.66) (5.73) 34.99
2021 29.57 (0.31) 18.58 18.27 — — — 47.84
2020 37.99 (0.16) (5.53) (5.69) — (2.73) (2.73) 29.57
2019 49.96 (0.28) (6.43) (6.71) — (5.26) (5.26) 37.99
2018 44.98 (0.50) 7.59 7.09 — (2.11) (2.11) 49.96
Class
R6
2023(f) 43.77 0.23 5.37 5.60 (0.14) (2.76) (2.90) 46.47
2022 57.78 0.31 (8.57) (8.26) (0.09) (5.66) (5.75) 43.77
2021 35.66 0.17 22.41 22.58 (0.46) — (0.46) 57.78
2020 44.93 0.28 (6.63) (6.35) (0.19) (2.73) (2.92) 35.66
2019 57.24 0.22 (7.27) (7.05) — (5.26) (5.26) 44.93
2018 50.67 0.05 8.63 8.68 — (2.11) (2.11) 57.24
Class
I
2023(f) 43.12 0.20 5.28 5.48 (0.08) (2.76) (2.84) 45.76
2022 57.08 0.22 (8.43) (8.21) (0.09) (5.66) (5.75) 43.12
2021 35.21 0.08 22.15 22.23 (0.36) — (0.36) 57.08
2020 44.43 0.20 (6.57) (6.37) (0.12) (2.73) (2.85) 35.21
2019 56.75 0.16 (7.22) (7.06) — (5.26) (5.26) 44.43
2018 50.34 (0.03) 8.55 8.52 — (2.11) (2.11) 56.75
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions
with Affiliates for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Management Fees and Other Transactions with Affiliates Note in the Notes to the financial statements.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfolio Securities and
Investments in Derivatives) divided by the average long-term market value during the period.
(f)
Unaudited.  For the six months ended December 31, 2022.
(g)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate(e)
12.62% $ 21,224 1.33% (g) 1.20% (g) 0.59% (g) 34%
(16.01) 19,467 1.33 1.19 0.20 58
63.00 27,091 1.37 1.36 (0.04) 86
(15 .95) 24,846 1.35 1.35 0.28 43
(11.47) 66,539 1.24 1.24 0.07 62
16.94 82,161 1.27 1.27 (0 .31) 67
12.15 3,461 2.08 (g) 1.95 (g) (0.16) (g) 34
(16.61) 3,933 2.08 1.94 (0.57) 58
61.79 8,429 2.12 2.11 (0.80) 86
(16.58) 7,644 2.10 2.10 (0.49) 43
(12.14) 13,419 1.99 1.99 (0.68) 62
16.05 21,723 2.01 2.01 (1.05) 67
12.84 5,292 0.95 (g) 0.82 (g) 0.97 (g) 34
(15.68) 4,893 0.94 0.80 0.59 58
63.67 6,160 0.95 0.94 0.36 86
(15.55) 6,315 0.91 0.91 0.70 43
(11.12) 10,899 0.86 0.86 0 .46 62
17.41 11,093 0.85 0.85 0.10 67
12.73 146,248 1.08 (g) 0.95 (g) 0.84 (g) 34
(15.79) 145,461 1.08 0.94 0.42 58
63.42 263,394 1.11 1.10 0.16 86
(15.75) 154,309 1.10 1.10 0.51 43
(11.26) 456,623 0.99 0.99 0.33 62
17.22 642,477 1.01 1.01 (0.05) 67

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information
The Nuveen Investment Trust and Nuveen Investment Trust II (each a “Trust” and collectively, the “Trusts”), are open-end management investment companies registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Nuveen Investment Trust is comprised of the
Nuveen Global Equity Income Fund (“Global Equity Income”), Nuveen Multi Cap Value Fund (“Multi Cap Value”), Nuveen Large Cap Value Fund
(“Large-Cap Value”), Nuveen Small/Mid Cap Value Fund (“Small/Mid-Cap Value”) and Nuveen Small Cap Value Opportunities Fund (“Small Cap
Value Opportunities”), among others, and Nuveen Investment Trust II is comprised of Nuveen International Value Fund (International Value”), among others (each a “Fund” and collectively, the “Funds”), as diversified funds. Nuveen Investment Trust and Nuveen Investment Trust II were each organized as Massachusetts business trusts in 1996 and 1997, respectively.
Current Fiscal Period
The end of the reporting period for the Funds is December 31, 2022, and the period covered by these Notes to Financial Statements is the six months ended December 31, 2022 (the "current fiscal period").
Investment Adviser and Sub-Adviser
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the
Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset
Management, LLC (“NAM”), a subsidiary of the Adviser, under which NAM manages the investment portfolios of the Funds.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”)
without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge. Class C Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and Class I Shares are sold without an upfront sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation
Neither Trust pays compensation directly to those of its trustees or to its officers, all of whom receive remuneration for their services to each Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from investments and foreign currency” on the Statement of Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the reporting period, the following Funds' investments in non-U.S. securities were as follows:
Foreign Taxes
The Funds may be subject to foreign taxes on income, gains, on investments or foreign currency repatriation, a portion of which may be recoverable.
The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications
Under each Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business, each Trust enters into contracts that provide general indemnifications to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each
Trust that have not yet occurred. However, each Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value.
Interest income is recorded on an accrual basis. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Global Equity Income Value
% of
Net Assets
Country:
Germany $ 12,466,702 9.5%
Japan 8,640,368 6.6
Netherlands 8,418,479 6.4
France 6,631,844 5.0
United Kingdom 5,665,284 4.3
Finland 4,075,355 3.1
South Korea 3,477,448 2.6
Australia 2,960,714 2.2
Singapore 2,386,071 1.8
Other 7,289,881 5.6
Total non-U.S. Securities $62,012,146 47.1%
International Value Value
% of
Net Assets
Country:
Japan $ 18,527,631 22.8%
Germany 10,254,178 12.6
France 9,962,510 12.3
Netherlands 8,319,255 10.2
United Kingdom 6,721,566 8.3
Switzerland 3,676,673 4.5
South Korea 2,659,674 3.3
Singapore 2,430,713 3.0
Canada 2,161,288 2.7
Other 14,078,778 17.3
Total non-U.S. Securities $78,792,266 97.0%

Notes to Financial Statements
(Unaudited) (continued)
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative net assets.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio
Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate
Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848, which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
New Rules to Modernize Fund Valuation Framework Take Effect
A new rule adopted by the Securities and Exchange Commission (the "SEC") governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Funds.
FASB issues ASU 2022-03-Fair Value Measurement (Topic 820), Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions
("ASU 2022-03")
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement ("Topic 820"). The amendments in ASU
2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-
03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Fund that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
Global Equity Income
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 74,954,180 $ 55,875,095 $ – $ 130,829,275
Structured Notes – 1,249,182 – 1,249,182
Total $ 74,954,180 $ 57,124,277 $ – $ 132,078,457
1
International Value
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 14,051,671 $ 67,708,466 $ – $ 81,760,137
Total $ 14,051,671 $ 67,708,466 $ – $ 81,760,137
1
Multi Cap Value
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 86,089,701 $ – $ – $ 86,089,701
Short-Term Investments:
Repurchase Agreements – 2,523,730 – 2,523,730
Total $ 86,089,701 $ 2,523,730 $ – $ 88,613,431
1

Notes to Financial Statements
(Unaudited) (continued)
4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Repurchase Agreements
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Securities Lending
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’
custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term
Large Cap Value
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 19,131,413 $ – $ – $ 19,131,413
Investments Purchased with Collateral from Securities
Lending 48,078 – – 48,078
Short-Term Investments:
Repurchase Agreements – 547,015 – 547,015
Total $ 19,179,491 $ 547,015 $ – $ 19,726,506
1
Small/Mid Cap Value
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 36,741,546 $ – $ – $ 36,741,546
Short-Term Investments:
Repurchase Agreements – 1,626,821 – 1,626,821
Total $ 36,741,546 $ 1,626,821 $ – $ 38,368,367
1
Small Cap Value Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 172,166,066 $ – $ – $ 172,166,066
Short-Term Investments:
Repurchase Agreements – 4,392,806 – 4,392,806
Total $ 172,166,066 $ 4,392,806 $ – $ 176,558,872
1
* Refer to the Fund's Portfolio of Investments for industry classifications.
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
Multi Cap Value Fixed Income Clearing Corporation $2,523,730  $(2,574,228)
Large Cap Value Fixed Income Clearing Corporation 547,015  (558,003)
Small/Mid Cap Value Fixed Income Clearing Corporation 1,626,821  (1,659,398)
Small Cap Value Opportunities Fixed Income Clearing Corporation 4,392,806 (4,480,713)

of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Investment Transactions
Long-term purchases and sales (excluding investments purchased with collateral from securities lending, where applicable) during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
Each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
Large Cap Value Common Stock $46,538 $48,078
Fund
Purchases Sales
Global Equity Income
$ 20,142,038 $ 33,617,319
International Value
5,618,056 9,171,863
Multi Cap Value
11,513,501 7,979,088
Large Cap Value
5,851,010 6,109,967
Small/Mid Cap Value
8,962,915 9,235,106
Small Cap Value Opportunities
52,940,355 69,672,821

Notes to Financial Statements
(Unaudited) (continued)
5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
12/31/22
Year Ended
6/30/22
Global Equity Income Shares Amount Shares Amount
Shares sold:
Class A 18,477 $517,066 173,126 $5,452,479
Class A - automatic conversion of Class C Shares — — 101 3,188
Class C 12,633 343,501 452 14,264
Class I 68,371 1,908,540 380,687 11,996,921
Shares issued to shareholders due to reinvestment of distributions:
Class A 85,140 2,378,272 112,841 3,473,702
Class C 1,786 50,225 2,883 90,495
Class I 49,606 1,380,666 70,977 2,176,254
236,013 6,578,270 741,067 23,207,303
Shares redeemed:
Class A (265,188) (7,392,991) (412,034) (13,046,407)
Class C (6,227) (177,023) (88,317) (2,742,424)
Class C - automatic conversion to Class A Shares — — (101) (3,188)
Class I (469,834) (13,005,520) (277,576) (8,763,306)
(741,249) (20,575,534) (778,028) (24,555,325)
Net increase (decrease) (505,236) $(13,997,264) (36,961) $(1,348,022)
Six Months Ended
12/31/22
Year Ended
6/30/22
International Value Shares Amount Shares Amount
Shares sold:
Class A 34,848 $787,534 194,500 $5,227,788
Class C 7,346 164,311 115 3,000
Class I 158,482 3,668,420 316,276 8,429,490
Shares issued to shareholders due to reinvestment of distributions:
Class A 35,345 818,584 31,617 835,956
Class C 724 15,889 504 12,590
Class I 129,649 3,022,126 122,950 3,271,705
366,394 8,476,864 665,962 17,780,529
Shares redeemed:
Class A (77,409) (1,732,910) (191,714) (5,111,711)
Class C (1,859) (39,364) (2,309) (59,207)
Class I (377,233) (8,763,688) (1,240,273) (33,142,030)
(456,501) (10,535,962) (1,434,296) (38,312,948)
Net increase (decrease) (90,107) $(2,059,098) (768,334) $(20,532,419)

Six Months Ended
12/31/22
Year Ended
6/30/22
Multi Cap Value Shares Amount Shares Amount
Shares sold:
Class A 20,526 $829,530 116,984 $4,897,020
Class C 6,480 244,928 8,976 348,559
Class I 266,720 11,188,727 310,444 13,204,510
Shares issued to shareholders due to reinvestment of distributions:
Class A 10,321 420,367 11,124 463,411
Class C 135 5,109 375 14,510
Class I 15,241 627,177 10,495 441,713
319,423 13,315,838 458,398 19,369,723
Shares redeemed:
Class A (82,056) (3,265,796) (109,697) (4,594,015)
Class C (7,563) (272,915) (10,522) (404,235)
Class I (179,262) (7,211,413) (197,229) (8,136,202)
(268,881) (10,750,124) (317,448) (13,134,452)
Net increase (decrease) 50,542 $2,565,714 140,950 $6,235,271
Six Months Ended
12/31/22
Year Ended
6/30/22
Large Cap Value Shares Amount Shares Amount
Shares sold:
Class A 100,819 $401,869 845,012 $3,649,356
Class C 134,010 408,660 135,120 396,208
Class I 168,469 665,246 321,130 1,369,113
Shares issued to shareholders due to reinvestment of distributions:
Class A 71,341 284,749 227,492 953,190
Class C 20,048 60,053 71,996 228,947
Class I 123,408 497,291 512,441 2,162,797
618,095 2,317,868 2,113,191 8,759,611
Shares redeemed:
Class A (170,822) (675,428) (372,161) (1,612,503)
Class C (77,353) (231,136) (228,875) (811,833)
Class I (351,606) (1,424,607) (613,797) (2,702,619)
(599,781) (2,331,171) (1,214,833) (5,126,955)
Net increase (decrease) 18,314 $(13,303) 898,358 $3,632,656
Six Months Ended
12/31/22
Year Ended
6/30/22
Small/Mid Cap Value Shares Amount Shares Amount
Shares sold:
Class A 9,820 $266,015 24,595 $704,339
Class C 11,611 259,131 1,887 43,561
Class R6 44,748 1,224,247 183,432 5,656,649
Class I 87,643 2,457,685 126,250 3,802,493
Shares issued to shareholders due to reinvestment of distributions:
Class A 5,888 154,730 12,994 369,021
Class C 1,343 28,895 3,116 73,621
Class R6 31,580 864,207 80,811 2,378,123
Class I 31,639 857,674 90,018 2,627,420
224,272 6,112,584 523,103 15,655,227
Shares redeemed:
Class A (4,819) (122,058) (18,884) (582,623)
Class C (7,850) (179,069) (7,815) (195,582)
Class R6 (63,056) (1,736,868) (216,649) (6,842,151)
Class I (93,236) (2,524,184) (317,771) (9,813,893)
(168,961) (4,562,179) (561,119) (17,434,249)
Net increase (decrease) 55,311 $1,550,405 (38,016) $(1,779,022)

Notes to Financial Statements
(Unaudited) (continued)
6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Six Months Ended
12/31/22
Year Ended
6/30/22
Small Cap Value Opportunities Shares Amount Shares Amount
Shares sold:
Class A 30,424 $1,356,221 58,969 $2,872,575
Class A - automatic conversion of Class C Shares — — 761 35,211
Class C 6,968 263,442 9,696 409,299
Class R6 7,014 330,167 25,817 1,354,190
Class I 78,649 3,640,784 1,058,819 55,307,315
Shares issued to shareholders due to reinvestment of distributions:
Class A 24,786 1,095,290 46,195 2,224,945
Class C 5,371 198,511 17,854 731,173
Class R6 4,467 209,741 7,376 375,621
Class I 188,793 8,726,671 539,963 27,109,888
346,472 15,820,827 1,765,450 90,420,217
Shares redeemed:
Class A (41,250) (1,826,684) (126,767) (6,394,170)
Class C (29,857) (1,128,680) (90,413) (3,801,916)
Class C - automatic conversion to Class A Shares — — (898) (35,211)
Class R6 (9,387) (438,704) (28,024) (1,526,578)
Class I (445,336) (20,781,072) (2,839,782) (140,321,705)
(525,830) (24,175,140) (3,085,884) (152,079,580)
Net increase (decrease) (179,358) $(8,354,313) (1,320,434) $(61,659,363)
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Global Equity Income
$ 114,861,105 $ 23,777,374 $ (6,560,022) $ 17,217,352
International Value
69,800,663 19,728,572 (7,769,098) 11,959,474
Multi Cap Value
76,719,655 18,078,722 (6,184,946) 11,893,776
Large Cap Value
14,567,218 5,490,395 (331,107) 5,159,288
Small/Mid Cap Value
31,497,653 8,410,205 (1,539,491) 6,870,714
Small Cap Value Opportunities
153,819,491 33,876,191 (11,136,810) 22,739,381

As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
7. Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities.
The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Global Equity Income
$ 4,018,486 $ — $ 7,659,227 $ (232,364,000) $ — $ (2,073,141) $ (222,759,428)
International Value
4,009,279 — 8,848,799 (196,792,564) — — (183,934,486)
Multi Cap Value
— — 4,809,313 (2,058,436) — (82,513) 2,668,364
Large Cap Value
242,838 632,099 3,072,272 — — — 3,947,209
Small/Mid Cap Value
239,475 1,684,287 2,106,068 — — — 4,029,830
Small Cap Value
Opportunities
232,316 10,539,117 2,895,324 — — — 13,666,757
Fund
Short-Term Long-Term Total
Global Equity Income
1
$ 5,311,351 $ 227,052,649 $ 232,364,000
International Value
6,060,415 190,732,149 196,792,564
Multi Cap Value
— 2,058,436 2,058,436
Large Cap Value
— — —
Small/Mid Cap Value
— — —
Small Cap Value Opportunities
— — —
1
Global Equity Income’s capital loss carryforward is subject to significant limitations under the Internal Revenue Code and related regulations. In particular, it is expected that the Fund will only be able to annually utilize approximately $4 million of its outstanding capital loss carryforward for the next sixteen years, at which point the annual limitation will further be reduced to approximately $1.2 million.
Average Daily Net Assets
Global
Equity
Income
International
Value
Multi Cap
Value
Large Cap
Value
Small/Mid Cap
Value
Small Cap
Opportunities
Value
For the first $125 million 0.5500% 0.5500% 0.5500% 0.5000% 0.6000% 0.6500%
For the next $125 million 0.5375 0.5375 0.5375 0.4875 0.5875 0.6375
For the next $250 million 0.5250 0.5250 0.5250 0.4750 0.5750 0.6250
For the next $500 million 0.5125 0.5125 0.5125 0.4625 0.5625 0.6125
For the next $1 billion 0.5000 0.5000 0.5000 0.4500 0.5500 0.6000
For the next $3 billion 0.4750 0.4750 0.4750 0.4250 0.5250 0.5750
For the next $2.5 billion 0.4500 0.4500 0.4500 0.4000 0.5000 0.5500
For the next $2.5 billion 0.4375 0.4375 0.4375 0.3875 0.4875 0.5375
For net assets over $10 billion 0.4250 0.4250 0.4250 0.3750 0.4750 0.5250

Notes to Financial Statements
(Unaudited) (continued)
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of December 31, 2022, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual Fund operating expenses
(excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expense for the Class R6 Shares will be less than the expense limitation. The temporary expense limitations may be terminated or modified prior to expiration date only with the approval of the Board. The expense limitations in effect thereafter may be terminated or modified only with the approval of shareholders of each Fund.
Distribution and Service Fees
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee.
Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee.  Class R6 Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of
Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
Global Equity Income
0.1590%
International Value
0.1590%
Multi Cap Value
0.1590%
Large Cap Value
0.1590%
Small/Mid Cap Value
0.1590%
Small Cap Value Opportunities
0.1590%
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
Global Equity Income 0.90% July 31, 2024 N/A
International Value 0.94 July 31, 2024 N/A
Multi Cap Value 0.94 July 31, 2024 N/A
Large Cap Value 0.79 July 31, 2024 1.35%
Small/Mid Cap Value 1.10 July 31, 2024 1.45
Small Cap Value Opportunities 0.99 July 31, 2024 1.50
N/A - Not Applicable.

Other Transactions with Affiliates
The Fund receives voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Fund, which amounted is disclosed below, is recognized in "Other income" on the Statement of Operations.
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”)
under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
Fund
Amount
Global Equity Income
$ 9,319
International Value
1,263
Multi Cap Value
21,926
Large Cap Value
775
Small/Mid Cap Value
4,009
Small Cap Value Opportunities
79,069
Fund
Purchases Sales
Realized
Gain (Loss)
Global Equity Income
$ — $ — $ —
International Value
— — —
Multi Cap Value
— — —
Large Cap Value
— — —
Small/Mid Cap Value
— — —
Small Cap Value Opportunities
114,897 — —
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
Global Equity Income
$ 5,794 $ 5,174
International Value
931 919
Multi Cap Value
6,381 5,546
Large Cap Value
472 425
Small/Mid Cap Value
293 255
Small Cap Value Opportunities
477 414
Fund
Commission
Advances
Global Equity Income
$ 974
International Value
1,000
Multi Cap Value
735
Large Cap Value
113
Small/Mid Cap Value
420
Small Cap Value Opportunities
856

Notes to Financial Statements
(Unaudited) (continued)
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
As of the end of the reporting period, the percentage of Fund shares owned by Nuveen as follows:
8. Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A
Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity.
The credit facility expires in June 2023 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid
Fund
12b-1 Fees
Retained
Global Equity Income
$ 234
International Value
—
Multi Cap Value
825
Large Cap Value
127
Small/Mid Cap Value
316
Small Cap Value Opportunities
1,298
Fund
CDSC
Retained
Global Equity Income
$ —
International Value
—
Multi Cap Value
1,865
Large Cap Value
1,010
Small/Mid Cap Value
—
Small Cap Value Opportunities
341
Fund
Nuveen
Owned Shares
Global Equity Income
— %
International Value
—
Multi Cap Value
—
Large Cap Value
—
Small/Mid Cap Value
— (a)
Small Cap Value Opportunities
— (a)
(a)
Value rounded to zero.

administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the following Funds utilized this facility. The Funds’ maximum outstanding balance during the utilization period was as follows:
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Maximum
Outstanding
Balance
Global Equity Income
$ 561,256
International Value
1,152,780
Multi Cap Value
—
Large Cap Value
—
Small/Mid Cap Value
—
Small Cap Value Opportunities
—
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Global Equity Income
2 $ 561,256 5.59%
International Value
2 1,152,780 5.60
Multi Cap Value
— — —
Large Cap Value
— — —
Small/Mid Cap Value
— — —
Small Cap Value Opportunities
— — —

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)

Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Lipper Global Equity Income Funds Classification Average:
Represents the average annualized total returns for
all reporting funds in the Lipper Global Equity Income Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper International Multi-Cap Value Funds Classification Average:
Represents the average annualized total returns
for all reporting funds in the Lipper International Multi-Cap Value Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Multi-Cap Value Funds Classification Average:
Represents the average annualized total returns for
all reporting funds in the Lipper Multi-Cap Value Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Small-Cap Core Funds Classification Average:
Represents the average annualized total return for all reporting funds in the Lipper Small-Cap Core Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
MSCI EAFE (Europe, Australasia, Far East) Index (Net):
An index designed to measure the performance of large
and mid-cap securities across 21 developed market countries, excluding the U.S. and Canada. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI World Value Index (Net):
An index designed to measure the performance of large and mid-cap securities exhibiting overall value style characteristics across 23 developed market countries. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Net Assets Value (NAV) per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Russell 1000® Value Index:
An index designed to measure the performance of the large-cap value segment of the
U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 2000® Value Index:
An index designed to measure the performance of the small-cap value segment of the
U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 2500® Value Index:
An index designed to measure the performance of the small to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 3000® Value Index:
An index designed to measure the performance of the broad value segment of the U.S.
equity value universe. It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Tax Equalization:
The practice of treating a portion of the distribution made to a redeeming shareholder, which represents his proportionate part of undistributed net investment income and capital gain as a distribution for tax

Glossary of Terms Used in this Report
(Unaudited) (continued)

purposes. Such amounts are referred to as the equalization debits (or payments) and will be considered a distribution to the shareholder of net investment income and capital gain for calculation of the fund’s dividends paid deduction.

Liquidity Risk Management Program
(Unaudited)

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report
(the “Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk. The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees (the
"Board") previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s
Liquidity Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight
Sub-Committee (the LOSC”). The LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2022 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2021 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“Illiquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MSA-VALUE-1222D 2703163-INV-B-02/24
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/mutual-funds

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: March 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher E. Stickrod
Christopher E. Stickrod
Chief Administrative Officer
(principal executive officer)

Date: March 9, 2023

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: March 9, 2023